                                                CHARLES SCHWAB
                                                Money Market

                                                SCHWAB MONEY
                                                MARKET PORTFOLIO

                                                MONEY MARKET
                                                FOR PERIOD ENDING JUNE 30, 2001
                                                Inception Date: May 3, 1994

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS
PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over eight years.

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

                             [PHOTO OF MAN WORKING]

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period

This graph compares the performance of various asset classes during the reporting period.

                [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]

                       Lehman Aggregate Bond Index     MSCI EAFE Index     Russell 2000 Index     S&P 500 Index    3-Mo T-Bills
    12/29/00                 0                               0                        0                  0             0
      1/5/01              1.37                             0.2                    -4.21              -1.66          0.25
     1/12/01              0.36                            -1.4                     0.49              -0.13          0.29
     1/19/01              0.96                           -0.57                     0.99               1.69          0.39
     1/26/01              0.88                           -1.07                     3.19               2.63          0.52
      2/2/01              1.62                           -0.82                      3.7               2.29          0.62
      2/9/01              1.73                           -3.77                     2.91              -0.34          0.69
     2/16/01              1.46                           -5.07                      5.4              -1.35          0.77
     2/23/01              1.62                           -8.22                    -1.09              -5.57          0.88
      3/2/01              2.32                           -7.98                    -1.19              -6.33          0.99
      3/9/01               2.6                           -7.18                    -1.83              -6.39          1.11
     3/16/01              3.32                          -14.53                     -8.4             -12.68          1.22
     3/23/01              3.34                          -15.35                    -8.07             -13.49          1.31
     3/30/01              3.03                          -13.67                     -6.5             -11.85          1.39
      4/6/01              3.41                          -12.43                    -9.77             -14.27          1.54
     4/13/01              2.52                          -10.82                    -5.52             -10.09          1.59
     4/20/01              2.51                           -8.72                    -3.08              -5.57          1.72
     4/27/01              2.51                           -8.14                     0.54               -4.8          1.77
      5/4/01              3.44                           -7.15                     2.43               -3.7          1.88
     5/11/01              2.29                           -8.42                     1.32              -5.29          1.95
     5/18/01              2.92                           -8.15                     5.28              -1.76          2.05
     5/25/01              2.64                           -9.07                     5.79              -2.83          2.05
      6/1/01              3.42                          -11.45                     4.38              -3.99          2.18
      6/8/01              3.56                          -11.18                     6.47              -3.66          2.24
     6/15/01              4.14                          -13.96                     3.08              -7.52          2.35
     6/22/01              4.72                          -14.63                     1.75              -6.69          2.44
     6/29/01              3.62                          -14.87                     6.96               -6.7          2.47

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

THREE-MONTH U.S.TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND Index: measures the U.S. bond market

S&P 500(R)INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R)INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R)Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East


                                                                               1
                                                                          ======

MARKET OVERVIEW Continued


UNEMPLOYMENT HITS HIGHEST
LEVEL SINCE 1998; INFLATION
REMAINS LOW.

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4%--that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

-----------------------------------------------
Job losses have affected almost every industry,
which means that it may be difficult for the
economy to rebound quickly.
-----------------------------------------------

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.

ECONOMIC FACTORS AND THEIR EFFECTS ON THIS PORTFOLIO.

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter of 2001, its lowest level since 1993.


             [REAL GDP GROWTH BAR CHART - NO PLOT POINTS AVAILABLE]

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

   2
======

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

                          [PHOTO OF SHARE CERTIFICATE]

The dramatic decline of equity markets during the reporting period left stocks in bearmarket territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to down-size or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to


--------------------------------------------------------------------------------
The Fed's interest rate cuts, while potentially healthy for the economy overall, drove down yields for money market funds.
--------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April 2000. At the close of the reporting period, unemployment reached 4.5%, its highest level since 1998.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

      Jun-91         6.9
      Jul-91         6.8
      Aug-91         6.9
      Sep-91         6.9
      Oct-91           7
      Nov-91           7
      Dec-91         7.3
      Jan-92         7.3
      Feb-92         7.4
      Mar-92         7.4
      Apr-92         7.4
      May-92         7.6
      Jun-92         7.8
      Jul-92         7.7
      Aug-92         7.6
      Sep-92         7.6
      Oct-92         7.3
      Nov-92         7.4
      Dec-92         7.4
      Jan-93         7.3
      Feb-93         7.1
      Mar-93           7
      Apr-93         7.1
      May-93         7.1
      Jun-93           7
      Jul-93         6.9
      Aug-93         6.8
      Sep-93         6.7
      Oct-93         6.8
      Nov-93         6.6
      Dec-93         6.5
      Jan-94         6.8
      Feb-94         6.6
      Mar-94         6.5
      Apr-94         6.4
      May-94         6.1
      Jun-94         6.1
      Jul-94         6.3
      Aug-94           6
      Sep-94         5.8
      Oct-94         5.8
      Nov-94         5.6
      Dec-94         5.5
      Jan-95         5.6
      Feb-95         5.4
      Mar-95         5.3
      Apr-95         5.8
      May-95         5.8
      Jun-95         5.6
      Jul-95         5.6
      Aug-95         5.7
      Sep-95         5.6
      Oct-95         5.5
      Nov-95         5.7
      Dec-95         5.6
      Jan-96         5.6
      Feb-96         5.5
      Mar-96         5.6
      Apr-96         5.5
      May-96         5.6
      Jun-96         5.3
      Jul-96         5.5
      Aug-96         5.1
      Sep-96         5.2
      Oct-96         5.2
      Nov-96         5.3
      Dec-96         5.4
      Jan-97         5.3
      Feb-97         5.3
      Mar-97         5.1
      Apr-97           5
      May-97         4.7
      Jun-97           5
      Jul-97         4.7
      Aug-97         4.9
      Sep-97         4.7
      Oct-97         4.7
      Nov-97         4.6
      Dec-97         4.7
      Jan-98         4.5
      Feb-98         4.6
      Mar-98         4.6
      Apr-98         4.3
      May-98         4.3
      Jun-98         4.5
      Jul-98         4.5
      Aug-98         4.5
      Sep-98         4.5
      Oct-98         4.5
      Nov-98         4.4
      Dec-98         4.3
      Jan-99         4.3
      Feb-99         4.4
      Mar-99         4.2
      Apr-99         4.3
      May-99         4.2
      Jun-99         4.3
      Jul-99         4.3
      Aug-99         4.2
      Sep-99         4.2
      Oct-99         4.1
      Nov-99         4.1
      Dec-99         4.1
      Jan-00           4
      Feb-00         4.1
      Mar-00         4.1
      Apr-00         3.9
      May-00         4.1
      Jun-00           4
      Jul-00           4
      Aug-00         4.1
      Sep-00         3.9
      Oct-00         3.9
      Nov-00           4
      Dec-00           4
       1-Jan         4.2
       1-Feb         4.2
       1-Mar         4.3
       1-Apr         4.5
       1-May         4.4
       1-Jun         4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.2% for the 12 months ended June 30, 2001 (2.7% if food and energy are excluded). ECI rose 3.9% for the 12 months ended June 30, 2001.

[MEASURES OF INFLATION LINE GRAPH]

       DATE          CPI         ECI
      Jun-91         4.7        4.6
      Jul-91         4.4        4.6
      Aug-91         3.8        4.6
      Sep-91         3.4        4.3
      Oct-91         2.9        4.3
      Nov-91           3        4.3
      Dec-91         3.1        4.3
      Jan-92         2.6        4.3
      Feb-92         2.8        4.3
      Mar-92         3.2          4
      Apr-92         3.2          4
      May-92           3          4
      Jun-92         3.1        3.6
      Jul-92         3.2        3.6
      Aug-92         3.1        3.6
      Sep-92           3        3.5
      Oct-92         3.2        3.5
      Nov-92           3        3.5
      Dec-92         2.9        3.5
      Jan-93         3.3        3.5
      Feb-93         3.2        3.5
      Mar-93         3.1        3.5
      Apr-93         3.2        3.5
      May-93         3.2        3.5
      Jun-93           3        3.6
      Jul-93         2.8        3.6
      Aug-93         2.8        3.6
      Sep-93         2.7        3.6
      Oct-93         2.8        3.6
      Nov-93         2.7        3.6
      Dec-93         2.7        3.5
      Jan-94         2.5        3.5
      Feb-94         2.5        3.5
      Mar-94         2.5        3.2
      Apr-94         2.4        3.2
      May-94         2.3        3.2
      Jun-94         2.5        3.2
      Jul-94         2.8        3.2
      Aug-94         2.9        3.2
      Sep-94           3        3.2
      Oct-94         2.6        3.2
      Nov-94         2.7        3.2
      Dec-94         2.7          3
      Jan-95         2.8          3
      Feb-95         2.9          3
      Mar-95         2.9        2.9
      Apr-95         3.1        2.9
      May-95         3.2        2.9
      Jun-95           3        2.9
      Jul-95         2.8        2.9
      Aug-95         2.6        2.9
      Sep-95         2.5        2.7
      Oct-95         2.8        2.7
      Nov-95         2.6        2.7
      Dec-95         2.5        2.7
      Jan-96         2.7        2.7
      Feb-96         2.7        2.7
      Mar-96         2.8        2.8
      Apr-96         2.9        2.8
      May-96         2.9        2.8
      Jun-96         2.8        2.9
      Jul-96           3        2.9
      Aug-96         2.9        2.9
      Sep-96           3        2.8
      Oct-96           3        2.8
      Nov-96         3.3        2.8
      Dec-96         3.3        2.9
      Jan-97           3        2.9
      Feb-97           3        2.9
      Mar-97         2.8        2.9
      Apr-97         2.5        2.9
      May-97         2.2        2.9
      Jun-97         2.3        2.8
      Jul-97         2.2        2.8
      Aug-97         2.2        2.8
      Sep-97         2.2          3
      Oct-97         2.1          3
      Nov-97         1.8          3
      Dec-97         1.7        3.3
      Jan-98         1.6        3.3
      Feb-98         1.4        3.3
      Mar-98         1.4        3.3
      Apr-98         1.5        3.3
      May-98         1.7        3.3
      Jun-98         1.6        3.5
      Jul-98         1.7        3.5
      Aug-98         1.7        3.5
      Sep-98         1.4        3.7
      Oct-98         1.4        3.7
      Nov-98         1.5        3.7
      Dec-98         1.6        3.4
      Jan-99         1.7        3.4
      Feb-99         1.7        3.4
      Mar-99         1.8          3
      Apr-99         2.3          3
      May-99         2.1          3
      Jun-99           2        3.2
      Jul-99         2.1        3.2
      Aug-99         2.3        3.2
      Sep-99         2.6        3.1
      Oct-99         2.6        3.1
      Nov-99         2.6        3.1
      Dec-99         2.7        3.4
      Jan-00         2.7        3.4
      Feb-00         3.2        3.4
      Mar-00         3.8        4.3
      Apr-00         3.1        4.3
      May-00         3.2        4.3
      Jun-00         3.7        4.4
      Jul-00         3.7        4.4
      Aug-00         3.4        4.4
      Sep-00         3.5        4.3
      Oct-00         3.4        4.3
      Nov-00         3.4        4.3
      Dec-00         3.4        4.1
       1-Jan         3.7        4.1
       1-Feb         3.5        4.1
       1-Mar         2.9        4.1
       1-Apr         3.3        4.1
       1-May         3.6        4.1
       1-Jun         3.2        3.9

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.



                                                                            3
                                                                         ======

MARKET OVERVIEW Continued


use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.

ON THE HORIZON: SLOWER GROWTH.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.

                                ------------------------------------------------
                                 The threat of recession also added momentum for President Bush's tax-cut proposal, which passed Congress before the close of the report period.
                                ------------------------------------------------

Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn while setting the stage for continued growth (even slow growth) during the second half of the year.


YIELDS OF U.S.TREASURY SECURITIES

Effective yields of ten-year and five-year Treasuries


With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.

       DATE         5 YR        10 YR
      Jun-91        7.88       8.23
      Jul-91        7.74       8.15
      Aug-91        7.34       7.82
      Sep-91        6.91       7.45
      Oct-91        6.74       7.46
      Nov-91        6.48       7.38
      Dec-91        5.93        6.7
      Jan-92        6.43       7.27
      Feb-92        6.56       7.25
      Mar-92        6.92       7.53
      Apr-92        6.88       7.58
      May-92         6.6       7.32
      Jun-92        6.27       7.12
      Jul-92        5.82       6.71
      Aug-92        5.58        6.6
      Sep-92        5.32       6.35
      Oct-92        5.89       6.79
      Nov-92        6.22       6.94
      Dec-92        5.99       6.69
      Jan-93        5.55       6.36
      Feb-93        5.21       6.02
      Mar-93        5.24       6.02
      Apr-93        5.11       6.01
      May-93        5.37       6.15
      Jun-93        5.05       5.78
      Jul-93        5.15       5.81
      Aug-93        4.79       5.45
      Sep-93        4.77       5.38
      Oct-93        4.85       5.43
      Nov-93        5.16       5.82
      Dec-93        5.21       5.79
      Jan-94        5.02       5.64
      Feb-94        5.57       6.13
      Mar-94        6.23       6.74
      Apr-94        6.64       7.04
      May-94        6.76       7.15
      Jun-94        6.95       7.32
      Jul-94        6.73       7.11
      Aug-94         6.8       7.17
      Sep-94        7.28        7.6
      Oct-94        7.49       7.81
      Nov-94        7.79       7.91
      Dec-94        7.83       7.82
      Jan-95        7.51       7.58
      Feb-95        7.04        7.2
      Mar-95        7.07        7.2
      Apr-95        6.88       7.06
      May-95        6.05       6.28
      Jun-95        5.97        6.2
      Jul-95        6.16       6.43
      Aug-95        6.07       6.28
      Sep-95        6.02       6.18
      Oct-95        5.81       6.02
      Nov-95        5.52       5.74
      Dec-95        5.38       5.57
      Jan-96        5.24       5.58
      Feb-96        5.73        6.1
      Mar-96        6.09       6.33
      Apr-96        6.41       6.67
      May-96        6.63       6.85
      Jun-96        6.46       6.71
      Jul-96        6.57       6.79
      Aug-96        6.73       6.94
      Sep-96        6.46        6.7
      Oct-96        6.07       6.34
      Nov-96        5.83       6.04
      Dec-96        6.21       6.42
      Jan-97        6.25       6.49
      Feb-97        6.39       6.55
      Mar-97        6.75        6.9
      Apr-97        6.57       6.72
      May-97         6.5       6.66
      Jun-97        6.38        6.5
      Jul-97         5.9       6.01
      Aug-97        6.22       6.34
      Sep-97        5.99        6.1
      Oct-97        5.71       5.83
      Nov-97        5.84       5.87
      Dec-97        5.71       5.74
      Jan-98        5.38       5.51
      Feb-98        5.59       5.62
      Mar-98        5.62       5.65
      Apr-98        5.64       5.67
      May-98        5.55       5.55
      Jun-98        5.47       5.45
      Jul-98         5.5       5.49
      Aug-98         4.8       4.98
      Sep-98        4.22       4.42
      Oct-98        4.23       4.61
      Nov-98        4.48       4.71
      Dec-98        4.54       4.65
      Jan-99        4.55       4.65
      Feb-99        5.22       5.29
      Mar-99         5.1       5.24
      Apr-99        5.21       5.35
      May-99        5.58       5.62
      Jun-99        5.65       5.78
      Jul-99        5.79        5.9
      Aug-99        5.87       5.97
      Sep-99        5.75       5.88
      Oct-99        5.96       6.02
      Nov-99        6.11       6.19
      Dec-99        6.34       6.44
      Jan-00        6.68       6.67
      Feb-00         6.6       6.41
      Mar-00        6.31          6
      Apr-00        6.54       6.21
      May-00        6.52       6.27
      Jun-00        6.19       6.03
      Jul-00        6.15       6.03
      Aug-00        5.97       5.73
      Sep-00        5.85        5.8
      Oct-00        5.81       5.75
      Nov-00        5.43       5.47
      Dec-00        4.98       5.11
      Jan-01        4.77       5.11
      Feb-01        4.66        4.9
      Mar-01        4.56       4.92
      Apr-01        4.89       5.34
      May-01        4.91       5.38
      Jun-01        4.95       5.41

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

SHORT-TERM RATES

Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

In step with the Federal Reserve Bank cutting short-term rates six times, 90-day commercial paper and three-month T-bills declined during the period.

     Weekly       3 Mo T Bill    90-Day
    12/31/00         5.9          6.28
      1/5/01        5.12          5.85
     1/12/01        5.32          5.48
     1/19/01        5.24          5.43
     1/26/01        5.17          5.34
      2/2/01        5.09           5.2
      2/9/01        5.05          5.21
     2/16/01        4.98          5.16
     2/23/01        4.89          5.14
      3/2/01        4.84           4.9
      3/9/01        4.71          4.89
     3/16/01        4.53          4.76
     3/23/01        4.34          4.65
     3/30/01        4.29          4.73
      4/6/01        3.93          4.63
     4/13/01           4          4.58
     4/20/01        3.76          4.24
     4/27/01        3.85          4.17
      5/4/01        3.73          4.08
     5/11/01        3.74          3.89
     5/18/01        3.59          3.85
     5/25/01        3.66          3.81
      6/1/01        3.66          3.85
      6/8/01        3.64          3.73
     6/15/01         3.5          3.68
     6/22/01        3.44          3.56
     6/29/01        3.66          3.63

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.





   4     Data source: Bloomberg L.P.
======

S  C  H  W  A  B

MONEY MARKET PORTFOLIO

The portfolio seeks the highest current income consistent with stability of capital and liquidity.


THIS PORTFOLIO MAY MAKE SENSE FOR INVESTORS WHO ARE SEEKING HIGH MONEY MARKET RETURNS.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

DEMAND FOR U.S. GOVERNMENT DISCOUNT NOTES CONTINUED TO GROW AS LARGE AGENCY ISSUES WERE CALLED IN BY THEIR ISSUERS. In some cases the portfolio paid higher prices for discount notes of certain maturities. However, because we anticipated the Fed's rate cuts, we were able to position the portfolio to stave off some of the effects of declining rates by investing in securities with longer maturities.

CONGRESS HAS SHOWN CONCERN ABOUT THE RISKS THAT AGENCIES SUCH AS FANNIE MAE MAY PRESENT AS THEY EXPAND THEIR ACTIVITIES. For the time being, these concerns have not affected the performance of these securities. However, as the portfolio cur-rently has substantial holdings in government agency securities, we will continue to carefully monitor the situation for any developments.

                            [PHOTO OF KAREN WIGGAN]
                         Portfolio Manager Karen Wiggan

" Congressional concerns over Fannie Mae and similar agencies did not end up having a significant impact on the portfolio.

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for seven years.













                                                                            5
                                                                         ======

SCHWAB MONEY MARKET PORTFOLIO


PERFORMANCE AND PORTFOLIO FACTS


SEVEN-DAY YIELDS 1  as of 6/30/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market yields fluctuate, and that past performance is no guarantee of future results.



----------------------------------------------------------------------------
Seven-Day Yield                                                         3.66%
----------------------------------------------------------------------------
Seven-Day Effective Yield                                               3.73%
----------------------------------------------------------------------------

 WEIGHTED AVERAGE MATURITY during period

    Monthly       Maturity
    12/31/00          47
     1/31/01          41
     2/28/01          47
     3/31/01          53
     4/30/01          40
     5/31/01          35
     6/30/01          40


 PORTFOLIO COMPOSITION 2  as of 6/30/01

All figures are shown as a percentage of the portfolio's investments. All of the portfolio's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE
                           [SECURITY TYPE PIE CHART]

1. 88.3%  U.S. Government
          Securities/Discount Notes

2. 11.7%  Repurchase Agreements

BY CREDIT QUALITY
                           [CREDIT QUALITY PIE CHART]

1.  100.0% Tier 1

1 A portion of the portfolio's expenses was reduced during the reporting period. Without this reduction, the portfolio's yields would have been lower. Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Composition of the portfolio is as of 6/30/01 and is not indicative of holdings after that date.




  6
=====

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2001 (Unaudited)


 U.S. GOVERNMENT SECURITIES--87.6%                                                            PAR (000s)                VALUE (000s)
------------------------------------------------------------------------------------------------------------------------------------
DISCOUNT NOTES--87.6%
Fannie Mae
      4.62%, 07/05/01 ..........................................................                $2,000                    $1,999

      4.69%, 07/05/01 ..........................................................                 1,000                       999

      5.23%, 07/05/01 ..........................................................                 1,993                     1,992

      4.00%, 07/06/01 ..........................................................                 4,000                     3,998


      4.81%, 08/01/01 ..........................................................                 4,000                     3,984

      3.89%, 08/09/01 ..........................................................                 2,000                     1,992

      3.92%, 08/15/01 ..........................................................                 2,000                     1,990

      3.85%, 08/16/01 ..........................................................                 4,000                     3,981

      3.55%, 08/30/01 ..........................................................                 2,645                     2,630

      3.68%, 09/13/01 ..........................................................                 3,000                     2,977

      3.58%, 09/20/01 ..........................................................                 4,000                     3,968

      3.93%, 05/31/02 ..........................................................                 2,000                     1,930

Federal Farm Credit Bank

      3.86%, 07/02/01 ..........................................................                 6,878                     6,877

      4.20%, 07/05/01 ..........................................................                 2,000                     1,999

      5.07%, 07/10/01 ..........................................................                 3,000                     2,996

      5.25%, 07/11/01 ..........................................................                 1,536                     1,534

      3.95%, 08/06/01 ..........................................................                 2,000                     1,992

      3.91%, 08/13/01 ..........................................................                 4,000                     3,982

      4.87%, 08/22/01 ..........................................................                 3,000                     2,979

      3.51%, 09/18/01 ..........................................................                 5,000                     4,962

Federal Home Loan Bank

      3.95%, 07/06/01 ..........................................................                 3,000                     2,998

      3.87%, 07/13/01 ..........................................................                 3,000                     2,996

      4.62%, 07/13/01 ..........................................................                 2,000                     1,997

      4.17%, 07/18/01 ..........................................................                 2,000                     1,996

      5.07%, 07/25/01 ..........................................................                 4,000                     3,987

      5.04%, 08/03/01 ..........................................................                 3,000                     2,987

      3.90%, 08/17/01 ..........................................................                 3,000                     2,985

      3.58%, 09/07/01 ..........................................................                 4,000                     3,973

      3.58%, 09/19/01 ..........................................................                 3,000                     2,976

      3.54%, 09/26/01 ..........................................................                 2,000                     1,983

      3.86%, 10/31/01 ..........................................................                 1,600                     1,579

Freddie Mac

      3.96%, 07/10/01 ..........................................................                 3,000                     2,997

      4.18%, 07/12/01 ..........................................................                 2,889                     2,885

      4.62%, 07/12/01 ..........................................................                 2,000                     1,997

      4.19%, 07/13/01 ..........................................................                 3,225                     3,221

      3.90%, 07/17/01 ..........................................................                 4,000                     3,993

      6.59%, 07/19/01 ..........................................................                 2,000                     1,994

      4.19%, 07/20/01 ..........................................................                 1,399                     1,396

      3.89%, 08/02/01 ..........................................................                 3,000                     2,990

      3.64%, 08/07/01 ..........................................................                 2,998                     2,987

      5.08%, 08/16/01 ..........................................................                 3,000                     2,981

SCHWAB MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS(continued)
June 30, 2001 (Unaudited)

 U.S. GOVERNMENT SECURITIES (CONTINUED)                                                      PAR (000s)                 VALUE (000s)
------------------------------------------------------------------------------------------------------------------------------------
       6.76%, 08/16/01 ........................................................              $1,000                         $992

       3.93%, 09/13/01 ........................................................               3,000                        2,976

       4.77%, 10/11/01 ........................................................               2,742                        2,706

       3.63%, 10/31/01 ........................................................               3,000                        2,964

       4.04%, 05/01/02 ........................................................               1,000                          967

Tennessee Valley Authority

       3.85%, 07/11/01 ........................................................               2,000                        1,998

       3.84%, 07/19/01 ........................................................              11,000                       10,979

       3.52%, 08/13/01 ........................................................               3,000                        2,987

       3.52%, 08/15/01 ........................................................               5,000                        4,978
                                                                                                                        --------
TOTAL U.S. GOVERNMENT SECURITIES
      (Cost $149,206)                                                                                                    149,206
                                                                                                                        --------


REPURCHASE AGREEMENTS--11.7% (a)                                                               MATURITY VALUE (000s)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suise First Boston Corp.
 Tri-Party Repurchase
      Agreement Collateralized by U.S. Government
      Securities
      3.99%         Issue    06/29/01
                    Due      07/02/01                                                                  19,860                19,853
                                                                                                                           --------
TOTAL REPURCHASE AGREEMENTS
      (Cost $19,853)                                                                                                         19,853
                                                                                                                           --------

TOTAL INVESTMENTS--99.3%
      (Cost $169,059)                                                                                                       169,059
                                                                                                                           --------
OTHER ASSETS AND LIABILITIES--0.7%
      Other assets                                                                                                            1,393

      Liabilities
                                                                                                                               (141)
                                                                                                                           --------
                                                                                                                              1,252
                                                                                                                           --------
NET ASSETS--100.0%                                                                                                         $170,311
                                                                                                                           ========


NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase. Yields for each security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.


(a) Repurchase agreement due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.


See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
 (in thousands,except for net asset value per share)
 June 30, 2001 (Unaudited)



ASSETS:
   Investments, at value (Cost: $149,206) ................................................................                 $149,206
   Repurchase agreements, at value (Cost: $19,853) .......................................................                   19,853
   Cash ..................................................................................................                        4
   Receivables:
     Interest ............................................................................................                    1,378
     Fund shares sold ....................................................................................                       11
                                                                                                                          ---------
     Total assets ........................................................................................                  170,452
                                                                                                                          ---------
LIABILITIES:
   Payables:
     Dividends ...........................................................................................                       88
     Fund shares redeemed ................................................................................                       22
     Investment advisory and administration fees .........................................................                        6
   Accrued expenses ......................................................................................                       25
                                                                                                                          ---------
     Total liabilities ...................................................................................                      141
                                                                                                                          ---------
Net assets applicable to outstanding shares ..............................................................                 $170,311
                                                                                                                          ---------
                                                                                                                          ---------
NET ASSETS consist of

  Paid-in capital ........................................................................................                 $170,326
  Accumulated net realized loss on investments sold ......................................................                      (15)
                                                                                                                          ---------
                                                                                                                           $170,311
                                                                                                                          ---------
                                                                                                                          ---------
PRICING OF SHARES
  Outstanding shares, $0.00001 par value (unlimited shares authorized) ...................................                  170,358
NET ASSET VALUE, offering and redemption price per share .................................................                    $1.00




See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS(in thousands)
For the six months ended June 30, 2001 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
INTEREST INCOME ........................................................................................                      $4,442
                                                                                                                              ------

EXPENSES:
       Investment advisory and administration fees .....................................................                         324
       Custodian and portfolio accounting fees .........................................................                          48
       Professional fees ...............................................................................                          11
       Registration fees ...............................................................................                           5
       Shareholder reports .............................................................................                          16
       Trustees' fees ..................................................................................                           9
       Other expenses ..................................................................................                           2
                                                                                                                              ------
          Total expenses incurred by fund ..............................................................                         415
                                                                                                                              ------
NET INVESTMENT INCOME ..................................................................................                       4,027
                                                                                                                              ------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................                      $4,027
                                                                                                                              ======


See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS(in thousands)


                                                                                           Six  months ended            Year ended
                                                                                             June 30, 2001              December 31,
                                                                                              (Unaudited)                   2000
                                                                                           -----------------           ------------
OPERATIONS:
      Net investment income .......................................................             $4,027                     $7,949
                                                                                              --------                   --------
      Increase in net assets resulting from  operations ...........................             $4,027                     $7,949
                                                                                              --------                   --------

DIVIDENDS AND DISTRIBUTIONS
      Dividends to shareholders from net investment income ........................             (4,027)                    (7,949)
                                                                                              --------                   --------
CAPITAL SHARE TRANSACTIONS: (at $1.00  per share):

      Proceeds from shares sold ...................................................            374,844                    441,431
      Net asset value of shares issued in reinvestment of dividends ...............              3,939                      7,949
      Payments for  shares redeemed ...............................................           (368,056)                  (409,408)
                                                                                              --------                   --------
      Increase in net assets from capital share transactions ......................             10,727                     39,972
                                                                                              --------                   --------
Total increase in net assets ......................................................             10,727                     39,972

NET ASSETS:

      Beginning of period .........................................................            159,584                    119,612
                                                                                              --------                   --------
      End of period ...............................................................           $170,311                   $159,584
                                                                                              ========                   ========

See accompanying Notes to Financial Statements.

SCHWAB MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS


                                                               1/1/01-
                                                              6/30/01      1/1/00-      1/1/99-      1/1/98-      1/1/97     1/1/96-
PER - SHARE DATA ($)                                        (UNAUDITED)    12/31/01    12/31/99     12/31/99      12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...............          1.00          1.00         1.00         1.00        1.00      1.00
                                                             -----------------------------------------------------------------------
Income from investment operations:
      Net investment income      .....................          0.02          0.06         0.05         0.05        0.05      0.05
                                                             -----------------------------------------------------------------------
Less distributions:
      Dividends from net investment income ...........         (0.02)         (0.06)      (0.05)       (0.05)      (0.05)    (0.05)
                                                             -----------------------------------------------------------------------
Net asset value at end of period .....................          1.00          1.00         1.00         1.00        1.00      1.00
                                                             -----------------------------------------------------------------------

Total return (%) .....................................          2.38 2        5.95         4.69         5.07        5.12      4.98


RATIOS/ SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses
      to average net assets ..........................         0.49 1         0.48 3       0.50         0.50        0.50      0.50
Expense reductions reflected in above ratio ..........            --          0.02         0.10         0.11        0.21      0.45
Ratio of net investment  income to
      average net assets .............................         4.72 1         5.81         4.62         4.91        5.01      4.87

Net assets, end of period  ($ x 1,000,000) ...........          170            160          120           78          48        27



 1    Annualized.
 2    Not annualized.
 3 Would have been 0.49% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

 SCHWAB MONEY MARKET PORTFOLIO
 NOTES TO FINANCIAL STATEMENTS

 FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

 (All dollar amounts are in thousands unless otherwise noted.)

 1. DESCRIPTION OF THE FUND

 The Schwab Money Market Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end, management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

 The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


Security valuation -- Investments are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.


 Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party repurchase agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreements.


 Dividends and distributions to shareholders -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.


 Expenses -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.


 Federal income taxes -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.



 At December 31, 2000, the unused capital loss carryforwards for federal income tax purposes, with expiration dates, were as follows:

       Expiring in:
       -----------------
       12/31/05                                                             $ 1
       12/31/06                                                             $ 3
       12/31/07                                                             $ 9
       12/31/08                                                             $ 2
                                                                            ---
        Total capital loss carry forwards                                   $15
                                                                            ===


 SCHWAB MONEY MARKET PORTFOLIO
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES


Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on the next $9 billion, 0.32% on the next $10 billion, and 0.30% on the next $20 billion, and 0.27% on such net assets in excess of $40 billion.

Prior to June 1, 2001, the fund paid an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on the next $9 billion, 0.32% on the next $10 billion, and 0.30% on such net assets in excess of $20 billion.


Officers and trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. During the six months ended June 30, 2001, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $9 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER

The investment adviser guarantees that, through at least April 30, 2002, the fund's net operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses.

                                                CHARLES SCHWAB
DOMESTIC HYBRID
                                                SCHWAB MARKETTRACK
                                                GROWTH PORTFOLIO II

                                                GROWTH AND INCOME

                                                FOR PERIOD ENDING JUNE 30, 2001
                                                Inception Date: November 1, 1996

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over eight years.

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

[PHOTO OF INDUSTRIAL PRODUCTION]


ASSET CLASS PERFORMANCE COMPARISON  % returns during the report period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the report period.

[ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]

            Lehman Aggregate    MSCI EAFE      Russell     S&P 500     3-Mo
               Bond Index         Index      2000 Index     Index     T-Bills
12/29/00             0                0             0           0          0
  1/5/01          1.37              0.2         -4.21       -1.66       0.25
 1/12/01          0.36             -1.4          0.49       -0.13       0.29
 1/19/01          0.96            -0.57          0.99        1.69       0.39
 1/26/01          0.88            -1.07          3.19        2.63       0.52
  2/2/01          1.62            -0.82           3.7        2.29       0.62
  2/9/01          1.73            -3.77          2.91       -0.34       0.69
 2/16/01          1.46            -5.07           5.4       -1.35       0.77
 2/23/01          1.62            -8.22         -1.09       -5.57       0.88
  3/2/01          2.32            -7.98         -1.19       -6.33       0.99
  3/9/01           2.6            -7.18         -1.83       -6.39       1.11
 3/16/01          3.32           -14.53          -8.4      -12.68       1.22
 3/23/01          3.34           -15.35         -8.07      -13.49       1.31
 3/30/01          3.03           -13.67          -6.5      -11.85       1.39
  4/6/01          3.41           -12.43         -9.77      -14.27       1.54
 4/13/01          2.52           -10.82         -5.52      -10.09       1.59
 4/20/01          2.51            -8.72         -3.08       -5.57       1.72
 4/27/01          2.51            -8.14          0.54        -4.8       1.77
  5/4/01          3.44            -7.15          2.43        -3.7       1.88
 5/11/01          2.29            -8.42          1.32       -5.29       1.95
 5/18/01          2.92            -8.15          5.28       -1.76       2.05
 5/25/01          2.64            -9.07          5.79       -2.83       2.05
  6/1/01          3.42           -11.45          4.38       -3.99       2.18
  6/8/01          3.56           -11.18          6.47       -3.66       2.24
 6/15/01          4.14           -13.96          3.08       -7.52       2.35
 6/22/01          4.72           -14.63          1.75       -6.69       2.44
 6/29/01          3.62           -14.87          6.96        -6.7       2.47

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

                                                                            1
                                                                          ======

MARKET OVERVIEW Continued


UNEMPLOYMENT HITS HIGHEST LEVEL SINCE 1998; INFLATION REMAINS LOW.

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4%--that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

--------------------------------------------------------------------------------
Job losses have affected almost every industry, which means that it may be difficult for the economy to rebound quickly.
--------------------------------------------------------------------------------

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.


ECONOMIC FACTORS AND THEIR EFFECTS ON THIS PORTFOLIO.
--------------------------------------------------------------------------------

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter, its lowest level since 1993.

[REAL GDP GROWTH BAR CHART]

Q3 1991                   1.3
Q4 1991                   2.5
Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                   0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.7

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

   2
======

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

[PHOTO OF SHARE CERTIFICATE]

The dramatic decline of equity markets during the reporting period left stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to


--------------------------------------------------------------------------------
Stocks did rebound as the report period came to a close, with most major indices recovering some of the ground lost earlier in the year.
--------------------------------------------------------------------------------


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations


UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. AT THE CLOSE OF THE REPORTING PERIOD, UNEMPLOYMENT REACHED 4.5%, ITS HIGHEST LEVEL SINCE 1998.

[U.S. UNEMPLOYMENT RATE LINE GRAPH]

Jun-91           6.9
Jul-91           6.8
Aug-91           6.9
Sep-91           6.9
Oct-91             7
Nov-91             7
Dec-91           7.3
Jan-92           7.3
Feb-92           7.4
Mar-92           7.4
Apr-92           7.4
May-92           7.6
Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.3
Apr-95           5.8
May-95           5.8
Jun-95           5.6
Jul-95           5.6
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.7
Dec-95           5.6
Jan-96           5.6
Feb-96           5.5
Mar-96           5.6
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.3
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.1
Apr-97             5
May-97           4.7
Jun-97             5
Jul-97           4.7
Aug-97           4.9
Sep-97           4.7
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.5
Feb-98           4.6
Mar-98           4.6
Apr-98           4.3
May-98           4.3
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.3
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9
Nov-00             4
Dec-00             4
 1-Jan           4.2
 1-Feb           4.2
 1-Mar           4.3
 1-Apr           4.5
 1-May           4.4
 1-Jun           4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.2% FOR THE 12 MONTHS ENDED JUNE 30, 2001 (2.7% IF FOOD AND ENERGY ARE EXCLUDED). ECI ROSE 3.9% FOR THE 12 MONTHS ENDED JUNE 30, 2001.

[MEASURES OF INFLATION LINE GRAPH]

 Date            CPI           ECI
Jun-91           4.7           4.6
Jul-91           4.4           4.6
Aug-91           3.8           4.6
Sep-91           3.4           4.3
Oct-91           2.9           4.3
Nov-91             3           4.3
Dec-91           3.1           4.3
Jan-92           2.6           4.3
Feb-92           2.8           4.3
Mar-92           3.2             4
Apr-92           3.2             4
May-92             3             4
Jun-92           3.1           3.6
Jul-92           3.2           3.6
Aug-92           3.1           3.6
Sep-92             3           3.5
Oct-92           3.2           3.5
Nov-92             3           3.5
Dec-92           2.9           3.5
Jan-93           3.3           3.5
Feb-93           3.2           3.5
Mar-93           3.1           3.5
Apr-93           3.2           3.5
May-93           3.2           3.5
Jun-93             3           3.6
Jul-93           2.8           3.6
Aug-93           2.8           3.6
Sep-93           2.7           3.6
Oct-93           2.8           3.6
Nov-93           2.7           3.6
Dec-93           2.7           3.5
Jan-94           2.5           3.5
Feb-94           2.5           3.5
Mar-94           2.5           3.2
Apr-94           2.4           3.2
May-94           2.3           3.2
Jun-94           2.5           3.2
Jul-94           2.8           3.2
Aug-94           2.9           3.2
Sep-94             3           3.2
Oct-94           2.6           3.2
Nov-94           2.7           3.2
Dec-94           2.7             3
Jan-95           2.8             3
Feb-95           2.9             3
Mar-95           2.9           2.9
Apr-95           3.1           2.9
May-95           3.2           2.9
Jun-95             3           2.9
Jul-95           2.8           2.9
Aug-95           2.6           2.9
Sep-95           2.5           2.7
Oct-95           2.8           2.7
Nov-95           2.6           2.7
Dec-95           2.5           2.7
Jan-96           2.7           2.7
Feb-96           2.7           2.7
Mar-96           2.8           2.8
Apr-96           2.9           2.8
May-96           2.9           2.8
Jun-96           2.8           2.9
Jul-96             3           2.9
Aug-96           2.9           2.9
Sep-96             3           2.8
Oct-96             3           2.8
Nov-96           3.3           2.8
Dec-96           3.3           2.9
Jan-97             3           2.9
Feb-97             3           2.9
Mar-97           2.8           2.9
Apr-97           2.5           2.9
May-97           2.2           2.9
Jun-97           2.3           2.8
Jul-97           2.2           2.8
Aug-97           2.2           2.8
Sep-97           2.2             3
Oct-97           2.1             3
Nov-97           1.8             3
Dec-97           1.7           3.3
Jan-98           1.6           3.3
Feb-98           1.4           3.3
Mar-98           1.4           3.3
Apr-98           1.5           3.3
May-98           1.7           3.3
Jun-98           1.6           3.5
Jul-98           1.7           3.5
Aug-98           1.7           3.5
Sep-98           1.4           3.7
Oct-98           1.4           3.7
Nov-98           1.5           3.7
Dec-98           1.6           3.4
Jan-99           1.7           3.4
Feb-99           1.7           3.4
Mar-99           1.8             3
Apr-99           2.3             3
May-99           2.1             3
Jun-99             2           3.2
Jul-99           2.1           3.2
Aug-99           2.3           3.2
Sep-99           2.6           3.1
Oct-99           2.6           3.1
Nov-99           2.6           3.1
Dec-99           2.7           3.4
Jan-00           2.7           3.4
Feb-00           3.2           3.4
Mar-00           3.8           4.3
Apr-00           3.1           4.3
May-00           3.2           4.3
Jun-00           3.7           4.4
Jul-00           3.7           4.4
Aug-00           3.4           4.4
Sep-00           3.5           4.3
Oct-00           3.4           4.3
Nov-00           3.4           4.3
Dec-00           3.4           4.1
 1-Jan           3.7           4.1
 1-Feb           3.5           4.1
 1-Mar           2.9           4.1
 1-Apr           3.3           4.1
 1-May           3.6           4.1
 1-Jun           3.2           3.9

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

                                                                            3
                                                                          ======

MARKET OVERVIEW Continued


use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.


ON THE HORIZON: SLOWER GROWTH.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the

--------------------------------------------------------------------------------
The threat of recession also added momentum for President Bush's taxcut proposal, which passed Congress before the close of the report period.
--------------------------------------------------------------------------------

extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.

Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn while setting the stage for continued growth (even slow growth) during the second half of the year.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index


THE P/E RATIO ENDED THE REPORT PERIOD AT 28.77, A LEVEL HIGHER THAN AT THE END OF 2000. COUPLED WITH THE S&P 500 INDEX'S DECLINE IN 2001, THE HIGHER P/E RATIO IS AN INDICATION THAT EARNINGS ARE FALLING FASTER THAN STOCK PRICES.

[S&P 500(R) PRICE/EARNINGS RATIO (P/E) LINE GRAPH]

                  S&P 500
                 PE Ratio    30 Avrge
Jun-91              17.7        16
Jul-91             18.37        16
Aug-91             20.35        16
Sep-91             19.98        16
Oct-91             20.37        16
Nov-91             20.99        16
Dec-91             22.89        16
Jan-92             23.03        16
Feb-92             25.78        16
Mar-92             25.51        16
Apr-92             26.03        16
May-92             25.22        16
Jun-92             25.23        16
Jul-92             26.08        16
Aug-92             24.22        16
Sep-92              24.7        16
Oct-92             24.64        16
Nov-92              23.8        16
Dec-92             24.31        16
Jan-93             24.29        16
Feb-93             24.44        16
Mar-93             23.48        16
Apr-93             22.92        16
May-93             22.96        16
Jun-93              22.9        16
Jul-93             22.91        16
Aug-93             24.21        16
Sep-93             23.77        16
Oct-93             24.04        16
Nov-93             22.52        16
Dec-93             22.95        16
Jan-94             22.98        16
Feb-94             21.17        16
Mar-94             20.34        16
Apr-94              20.1        16
May-94             20.16        16
Jun-94             19.77        16
Jul-94             18.63        16
Aug-94             18.91        16
Sep-94             18.32        16
Oct-94             17.51        16
Nov-94             16.56        16
Dec-94             16.98        16
Jan-95             16.05        16
Feb-95             16.22        16
Mar-95             16.47        16
Apr-95                16        16
May-95             16.45        16
Jun-95             16.77        16
Jul-95             16.61        16
Aug-95             16.18        16
Sep-95             16.85        16
Oct-95             16.18        16
Nov-95             17.86        16
Dec-95             17.41        16
Jan-96             18.29        16
Feb-96             18.57        16
Mar-96             18.94        16
Apr-96             19.16        16
May-96             19.48        16
Jun-96              19.3        16
Jul-96             18.31        16
Aug-96             18.62        16
Sep-96             19.73        16
Oct-96             19.59        16
Nov-96             21.06        16
Dec-96             20.77        16
Jan-97             20.52        16
Feb-97             20.95        16
Mar-97             19.87        16
Apr-97             20.23        16
May-97             21.45        16
Jun-97             22.44        16
Jul-97             23.99        16
Aug-97             22.74        16
Sep-97                24        16
Oct-97             22.84        16
Nov-97             24.12        16
Dec-97             24.53        16
Jan-98             25.03        16
Feb-98             26.49        16
Mar-98             27.98        16
Apr-98             26.69        16
May-98             26.15        16
Jun-98             27.27        16
Jul-98             26.94        16
Aug-98              22.9        16
Sep-98             24.35        16
Oct-98             28.07        16
Nov-98             30.31        16
Dec-98             32.15        16
Jan-99              33.9        16
Feb-99             32.64        16
Mar-99             33.92        16
Apr-99              33.9        16
May-99             32.74        16
Jun-99              34.7        16
Jul-99             31.31        16
Aug-99             31.21        16
Sep-99             30.39        16
Oct-99             30.41        16
Nov-99             30.65        16
Dec-99             32.53        16
Jan-00             29.78        16
Feb-00             28.59        16
Mar-00              31.5        16
Apr-00             29.41        16
May-00             28.82        16
Jun-00             29.31        16
Jul-00             28.94        16
Aug-00             30.35        16
Sep-00             28.64        16
Oct-00              27.5        16
Nov-00             25.42        16
Dec-00             25.39        16
 1-Jan             27.96        16
 1-Feb             25.32        16
 1-Mar              24.1        16
 1-Apr             28.14        16
 1-May             28.58        16
 1-Jun             28.77        16

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.


YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries


WITH ITS BUYBACK PROGRAM, THE TREASURY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

[YIELDS OF U.S. TREASURY BONDS LINE GRAPH]

 Date           5 Yr         10 Yr
Jun-91          7.88          8.23
Jul-91          7.74          8.15
Aug-91          7.34          7.82
Sep-91          6.91          7.45
Oct-91          6.74          7.46
Nov-91          6.48          7.38
Dec-91          5.93           6.7
Jan-92          6.43          7.27
Feb-92          6.56          7.25
Mar-92          6.92          7.53
Apr-92          6.88          7.58
May-92           6.6          7.32
Jun-92          6.27          7.12
Jul-92          5.82          6.71
Aug-92          5.58           6.6
Sep-92          5.32          6.35
Oct-92          5.89          6.79
Nov-92          6.22          6.94
Dec-92          5.99          6.69
Jan-93          5.55          6.36
Feb-93          5.21          6.02
Mar-93          5.24          6.02
Apr-93          5.11          6.01
May-93          5.37          6.15
Jun-93          5.05          5.78
Jul-93          5.15          5.81
Aug-93          4.79          5.45
Sep-93          4.77          5.38
Oct-93          4.85          5.43
Nov-93          5.16          5.82
Dec-93          5.21          5.79
Jan-94          5.02          5.64
Feb-94          5.57          6.13
Mar-94          6.23          6.74
Apr-94          6.64          7.04
May-94          6.76          7.15
Jun-94          6.95          7.32
Jul-94          6.73          7.11
Aug-94           6.8          7.17
Sep-94          7.28           7.6
Oct-94          7.49          7.81
Nov-94          7.79          7.91
Dec-94          7.83          7.82
Jan-95          7.51          7.58
Feb-95          7.04           7.2
Mar-95          7.07           7.2
Apr-95          6.88          7.06
May-95          6.05          6.28
Jun-95          5.97           6.2
Jul-95          6.16          6.43
Aug-95          6.07          6.28
Sep-95          6.02          6.18
Oct-95          5.81          6.02
Nov-95          5.52          5.74
Dec-95          5.38          5.57
Jan-96          5.24          5.58
Feb-96          5.73           6.1
Mar-96          6.09          6.33
Apr-96          6.41          6.67
May-96          6.63          6.85
Jun-96          6.46          6.71
Jul-96          6.57          6.79
Aug-96          6.73          6.94
Sep-96          6.46           6.7
Oct-96          6.07          6.34
Nov-96          5.83          6.04
Dec-96          6.21          6.42
Jan-97          6.25          6.49
Feb-97          6.39          6.55
Mar-97          6.75           6.9
Apr-97          6.57          6.72
May-97           6.5          6.66
Jun-97          6.38           6.5
Jul-97           5.9          6.01
Aug-97          6.22          6.34
Sep-97          5.99           6.1
Oct-97          5.71          5.83
Nov-97          5.84          5.87
Dec-97          5.71          5.74
Jan-98          5.38          5.51
Feb-98          5.59          5.62
Mar-98          5.62          5.65
Apr-98          5.64          5.67
May-98          5.55          5.55
Jun-98          5.47          5.45
Jul-98           5.5          5.49
Aug-98           4.8          4.98
Sep-98          4.22          4.42
Oct-98          4.23          4.61
Nov-98          4.48          4.71
Dec-98          4.54          4.65
Jan-99          4.55          4.65
Feb-99          5.22          5.29
Mar-99           5.1          5.24
Apr-99          5.21          5.35
May-99          5.58          5.62
Jun-99          5.65          5.78
Jul-99          5.79           5.9
Aug-99          5.87          5.97
Sep-99          5.75          5.88
Oct-99          5.96          6.02
Nov-99          6.11          6.19
Dec-99          6.34          6.44
Jan-00          6.68          6.67
Feb-00           6.6          6.41
Mar-00          6.31             6
Apr-00          6.54          6.21
May-00          6.52          6.27
Jun-00          6.19          6.03
Jul-00          6.15          6.03
Aug-00          5.97          5.73
Sep-00          5.85           5.8
Oct-00          5.81          5.75
Nov-00          5.43          5.47
Dec-00          4.98          5.11
 1-Jan          4.77          5.11
 1-Feb          4.66           4.9
 1-Mar          4.56          4.92
 1-Apr          4.89          5.34
 1-May          4.91          5.38
 1-Jun          4.95          5.41

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

   4
======

S C H W A B

MARKETTRACK
GROWTH PORTFOLIO II

[PHOTO OF GERI HOM AND KIM DAIFOTIS]

"A falling stock market took the portfolio into negative territory for the report period, although positive returns from bond and cash holdings softened the blow to some extent."

      Portfolio Managers
      Geri Hom and
      Kim Daifotis

GERI HOM, a vice president of the investment advisor, is responsible for day-to-day management of the equity portions of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

KIM DAIFOTIS, a vice president of the investment advisor, is responsible for day-to-day management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for nearly 17 years in research and asset management.


This portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

--------------------------------------------------------------------------------

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.


MANAGER'S PERSPECTIVE

PORTFOLIO PERFORMANCE WAS HURT BY THE VOLATILITY OF EQUITY MARKETS DURING THE REPORT PERIOD. As discussed in the Market Overview, performance of the broad market, including large-cap stocks, has remained negative since the beginning of 2001.

WEAKNESS IN THE ECONOMIES OF THE U.S. AND JAPAN DEPRESSED THE RETURNS OF TWO OF THE PORTFOLIO'S MAJOR EQUITY COMPONENTS. U.S. Stocks, as measured by the Schwab S&P 500 Index Fund, declined 6.84%, while International Equities, as measured by the Schwab International Index Fund, declined 15.16%. These declines were somewhat offset by positive performance of the bond portion of the portfolio-- the Schwab Total Bond Market Index Fund--which returned 3.95%. The portfolio also held a small portion of its assets in cash, which earned a modestly positive return and also helped to counteract the negative performance in equities.

AS THE ECONOMY SEEKS TO REGAIN ITS FOOTING, WE BELIEVE INVESTORS WILL WANT EXPOSURE TO ALL MAJOR MARKET SEGMENTS. Prior to the recent economic slowdown, the gains in equity markets were largely concentrated in the technology and communication sectors, but it is hard to predict which segments will do well going forward. The portfolio is well positioned to provide broad equity exposure for investors while reducing volatility over the long-term through bond and cash investments.


                                                                            5
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 6/30/01
--------------------------------------------------------------------------------

This chart compares performance of the portfolio with the S&P 500(R)Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.


                   6 MONTHS                          1 YEAR            SINCE INCEPTION: 11/1/96
        -----------------------------   ----------------------------   ------------------------
   20%

   10%

    0%

  -10%

  -20%

Total   (4.52%) (6.70%)  3.62%  (5.04%) (9.36%) (14.83%) 11.23% (9.72%) 10.53% 14.18% 7.11%
Return


PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II.


[PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

                               Growth                   Lehman
               Portfolio    Composite II    S&P 500    Aggregate
 11/1/96         10000          10000        10000       10000
11/30/96         10490          10435        10777       10178
12/31/96         10420          10402        10564       10083
 1/31/97         10670          10672        11223       10115
 2/28/97         10710          10628        11311       10140
 3/31/97         10460          10341        10848       10027
 4/30/97         10780          10526        11494       10178
 5/31/97         11420          11179        12193       10274
 6/30/97         11940          11599        12739       10397
 7/31/97         12650          12227        13752       10677
 8/31/97         12200          11908        12982       10587
 9/30/97         12880          12507        13692       10743
10/31/97         12520          12072        13235       10899
11/30/97         12730          12152        13848       10949
12/31/97         12977          12277        14086       11060
 1/31/98         13037          12356        14242       11201
 2/28/98         13779          13062        15269       11192
 3/31/98         14199          13572        16051       11230
 4/30/98         14320          13700        16213       11289
 5/31/98         14019          13464        15934       11396
 6/30/98         14240          13639        16581       11493
 7/31/98         13959          13393        16405       11517
 8/31/98         12285          11717        14036       11705
 9/30/98         12696          12076        14936       11979
10/31/98         13478          12686        16150       11915
11/30/98         14079          13286        17129       11983
12/31/98         14673          13916        18116       12019
 1/31/99         14921          14155        18873       12104
 2/28/99         14395          13644        18286       11893
 3/31/99         14807          14022        19017       11958
 4/30/99         15405          14583        19753       11996
 5/31/99         15127          14397        19287       11891
 6/30/99         15735          15050        20357       11853
 7/31/99         15621          14946        19722       11803
 8/31/99         15518          14826        19624       11797
 9/30/99         15467          14742        19086       11934
10/31/99         16095          15242        20294       11978
11/30/99         16569          15927        20707       11977
12/31/99         17553          17148        21926       11919
 1/31/00         16777          16640        20825       11880
 2/29/00         17176          17523        20431       12024
 3/31/00         17975          18044        22429       12182
 4/30/00         17376          17312        21754       12147
 5/31/00         16965          16828        21308       12141
 6/30/00         17598          17584        21835       12394
 7/31/00         17232          17291        21494       12506
 8/31/00         18108          18234        22829       12688
 9/30/00         17442          17647        21624       12768
10/31/00         17254          17265        21533       12852
11/30/00         16245          16135        19836       13063
12/31/00         16707          16719        19933       13306
 1/31/01         17045          17080        20641       13523
 2/28/01         15872          15941        18758       13640
 3/31/01         15150          15055        17569       13708
 4/30/01         16064          16012        18934       13651
 5/31/01         16097          16068        19061       13733
 6/30/01         15951          15876        18598       13785

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value change, and when you sell your shares they may be worth less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 6/30/01 the total number of funds in the Large-Cap, Small-Cap, Foreign, and Intermediate Bond Fund categories for the six-month and one-year periods was 3,090, 999, 827,588 and 3,042, 979,741, 554, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.
3   Not annualized.


   6
======

PORTFOLIO FACTS


TOP TEN HOLDINGS 1  as of 6/30/01
--------------------------------------------------------------------------------

 (1) SCHWAB SMALL CAP INDEX FUND(R) Select Shares                          20.1%
 (2) SCHWAB INTERNATIONAL INDEX FUND(R) Select Shares                      19.4%
 (3) SCHWAB TOTAL BOND MARKET INDEX FUND(R)                                15.1%
 (4) SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                   3.8%
 (5) GENERAL ELECTRIC CO.                                                   1.8%
 (6) MICROSOFT CORP.                                                        1.4%
 (7) BBH TIME DEPOSIT--WACHOVIA BANK                                        1.3%
 (8) EXXON MOBIL CORP.                                                      1.1%
 (9) CITIGROUP, INC.                                                        1.0%
(10) PFIZER, INC.                                                           0.9%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            65.9%

STATISTICS as of 6/30/01
--------------------------------------------------------------------------------

                                                                      PEER GROUP
                                                          FUND         AVERAGE 2
================================================================================
Median Market Cap ($ Mil)                               $33,639        $43,387
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                 27.0           27.1
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                      4.9            5.9
--------------------------------------------------------------------------------
Income Ratio                                                2.8            3.0
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                      19%            94%
--------------------------------------------------------------------------------
Three-Year Beta                                            0.74           0.58
--------------------------------------------------------------------------------

EXPENSE RATIO as of 6/30/01
--------------------------------------------------------------------------------

[EXPENSE RATIO BAR CHART]

PORTFOLIO               0.50% 3

PEER GROUP AVERAGE      0.74% 3


PORTFOLIO WEIGHTINGS as of 6/30/01
--------------------------------------------------------------------------------

These charts show the portfolio's actual allocation as of the end of the report period, along with the portfolio's "target mix"--the allocation it would expect to have during a hypothetical neutral market environment.


ASSET MIX
================================================================================

[ASSET MIX PIE CHART]

1.  39.6%  Large-Cap Stocks
2.  20.1%  Small-Cap Stocks
3.  19.4%  International Stocks
4.  15.1%  Bonds
5.   5.1%  Short-Term Investments

TARGET MIX
================================================================================

[TARGET MIX PIE CHART]

1.  40.0%  Large-Cap Stocks
2.  20.0%  Small-Cap Stocks
3.  20.0%  International Stocks
4.  15.0%  Bonds
5.   5.0%  Short-Term Investments

1 This list is not a recommendation of any security by the adviser. Portfolio holdings may have changed since the report date.
2 Source: Morningstar, Inc. As of 6/30/01, there were 1,359 annuity sub-accounts in the Domestic Hybrid Annuity category.
3   Guaranteed by Schwab and the investment adviser through 4/30/02.


                                                                            7
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (Unaudited)


                                                            NUMBER        VALUE
COMMON STOCK -- 39.6%                                      OF SHARES      (000S)
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.6%
B.F. Goodrich Co. .......................................     100        $     4
Boeing Co. ..............................................     738             41
Crane Co. ...............................................     100              3
General Dynamics Corp. ..................................     200             16
Lockheed Martin Corp. ...................................     300             11
Northrop Grumman Corp. ..................................      61              5
Raytheon Co. ............................................     300              8
Rockwell International Corp. ............................     100              4
Textron, Inc. ...........................................     100              6
TRW, Inc. ...............................................     100              4
United Technologies Corp. ...............................     400             29
                                                                         -------
                                                                             131
                                                                         -------

AIR TRANSPORTATION -- 0.1%
AMR Corp. + .............................................     100              4
Delta Air Lines, Inc. ...................................     100              4
FedEx Corp. + ...........................................     200              8
Southwest Airlines Co. ..................................     600             11
                                                                         -------
                                                                              27
                                                                         -------

ALCOHOLIC BEVERAGES -- 0.2%
Anheuser-Busch Cos., Inc. ...............................     700             29
Brown-Forman Corp., Class B .............................     100              6
                                                                         -------
                                                                              35
                                                                         -------

APPAREL -- 0.1%
Nike, Inc., Class B .....................................     200              8
VF Corp. ................................................     100              4
                                                                         -------
                                                                              12
                                                                         -------

AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.5%
Dana Corp. ..............................................     100              2
Danaher Corp. ...........................................     100              6
Delphi Automotive Systems Corp. .........................     379              6
Eaton Corp. .............................................     100              7
Ford Motor Co. ..........................................   1,498             37
General Motors Corp. ....................................     500             32
Genuine Parts Co. .......................................     100              3
Goodyear Tire & Rubber Co. ..............................     100              3
Harley-Davidson, Inc. ...................................     200              9
Visteon Corp. ...........................................     104              2
                                                                         -------
                                                                             107
                                                                         -------


   8
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000S)
--------------------------------------------------------------------------------
BANKS -- 2.6%
AmSouth Bancorp. ........................................     250        $     5
Bank of America Corp. ...................................   1,319             79
Bank of New York Co., Inc. ..............................     600             29
Bank One Corp. ..........................................     972             35
BB&T Corp. ..............................................     326             12
Comerica, Inc. ..........................................     150              9
Fifth Third Bancorp. ....................................     502             30
First Union Corp. .......................................     824             29
FleetBoston Financial Corp. .............................     838             33
Golden West Financial Corp. .............................     100              6
Huntington Bancshares, Inc. .............................     133              2
J.P. Morgan Chase & Co. .................................   1,590             71
KeyCorp, Inc. ...........................................     300              8
Mellon Financial Corp. ..................................     400             18
National City Corp. .....................................     424             13
Northern Trust Corp. ....................................     200             13
PNC Financial Services Group ............................     200             13
Providian Financial Corp. ...............................     200             12
Regions Financial Corp. .................................     200              6
SouthTrust Corp. ........................................     200              5
State Street Corp. ......................................     300             15
SunTrust Banks, Inc. ....................................     200             13
Synovus Financial Corp. .................................     150              5
U.S. Bancorp. ...........................................   1,499             34
Union Planters Corp. ....................................     100              4
Wachovia Corp. ..........................................     200             14
Wells Fargo & Co. .......................................   1,400             65
Zions Bancorp. ..........................................     100              6
                                                                         -------
                                                                             584
                                                                         -------

BUSINESS MACHINES & SOFTWARE -- 4.3%
Adobe Systems, Inc. .....................................     200              9
Apple Computer, Inc. + ..................................     200              5
BMC Software, Inc. + ....................................     200              5
Cabletron Systems, Inc.+ ................................     100              2
Cisco Systems, Inc. + ...................................   5,900            107
Compaq Computer Corp. ...................................   1,300             20
Compuware Corp. + .......................................     200              3
Comverse Technology, Inc. + .............................     100              6
Dell Computer Corp. + ...................................   2,200             58
EMC Corp. + .............................................   1,800             52
Gateway, Inc. + .........................................     200              3
Hewlett-Packard Co. .....................................   1,600             46
International Business Machines Corp. ...................   1,400            158
Lexmark International Group, Inc., Class A + ............     100              7


                                                                             9
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000S)
--------------------------------------------------------------------------------
BUSINESS MACHINES & SOFTWARE (continued)
Microsoft Corp. + .......................................   4,400        $   321
NCR Corp. + .............................................     100              5
Network Appliance, Inc. + ...............................     300              4
Novell, Inc. + ..........................................     200              1
Novellus Systems, Inc. + ................................      75              4
Oracle Corp. + ..........................................   4,600             87
Pitney Bowes, Inc. ......................................     200              8
Sun Microsystems, Inc. + ................................   2,600             41
Unisys Corp. + ..........................................     200              3
Xerox Corp. .............................................     500              5
                                                                         -------
                                                                             960
                                                                         -------

BUSINESS SERVICES -- 1.8%
Allied Waste Industries, Inc. + .........................     100              2
Automatic Data Processing, Inc. .........................     500             25
BroadVision, Inc. + .....................................     189              1
Cendant Corp. + .........................................     640             12
Cintas Corp. ............................................     132              6
Citrix Systems, Inc. + ..................................     100              4
Computer Associates International, Inc. .................     400             14
Computer Sciences Corp. + ...............................     100              3
Concord EFS, Inc. + .....................................     200             10
Convergys Corp. + .......................................     137              4
Ecolab, Inc. ............................................     100              4
Electronic Data Systems Corp. ...........................     400             25
Equifax, Inc. ...........................................     100              4
First Data Corp. ........................................     300             19
Fiserv, Inc. + ..........................................     100              6
Fluor Corp. .............................................     100              5
H&R Block, Inc. .........................................     100              6
IMS Health, Inc. ........................................     200              6
Interpublic Group of Cos., Inc. .........................     200              6
Intuit, Inc. + ..........................................     144              6
Mercury Interactive Corp. + .............................     100              6
Nortel Networks Corp. ...................................   2,427             22
Omnicom Group, Inc. .....................................     200             17
Parametric Technology Corp. + ...........................     200              3
Paychex, Inc. ...........................................     325             13
PeopleSoft, Inc. + ......................................     200             10
Qlogic Corp. + ..........................................      63              4
Robert Half International, Inc. + .......................     100              3
Sapient Corp. + .........................................     200              2
Siebel Systems, Inc. + ..................................     400             19
TMP Worldwide, Inc. + ...................................      95              6


  10
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000S)
--------------------------------------------------------------------------------
BUSINESS SERVICES (continued)
Tyco International Ltd. .................................   1,560        $    85
VERITAS Software Corp. + ................................     300             20
Vitesse Semiconductor Corp. + ...........................     127              3
Waste Management, Inc. ..................................     545             17
Yahoo!, Inc. + ..........................................     400              8
                                                                         -------
                                                                             406
                                                                         -------

CHEMICAL -- 0.4%
Air Products & Chemicals, Inc. ..........................     200              9
Dow Chemical Co. ........................................     661             22
E.I. du Pont de Nemours & Co. ...........................     869             42
Eastman Chemical Co. ....................................     100              5
Hercules, Inc. ..........................................     100              1
PPG Industries, Inc. ....................................     100              5
Praxair, Inc. ...........................................     100              5
Rohm & Haas Co. .........................................     200              7
Sigma-Aldrich Corp. .....................................     100              4
                                                                         -------
                                                                             100
                                                                         -------

CONSTRUCTION -- 0.1%
Masco Corp. .............................................     300              8
Sherwin-Williams Co. ....................................     100              2
The Stanley Works .......................................     100              4
Vulcan Materials Co. ....................................     100              5
                                                                         -------
                                                                              19
                                                                         -------

CONSUMER - DURABLE -- 0.1%
Black & Decker Corp. ....................................     100              4
Leggett & Platt, Inc. ...................................     100              2
Maytag Corp. ............................................     100              3
Whirlpool Corp. .........................................     100              6
                                                                         -------
                                                                              15
                                                                         -------

CONSUMER - NONDURABLE -- 0.3%
Darden Restaurants, Inc. ................................     100              3
Fortune Brands, Inc. ....................................     100              4
Hasbro, Inc. ............................................     100              1
Mattel, Inc. ............................................     300              6
McDonald's Corp. ........................................   1,000             27
Newell Rubbermaid, Inc. .................................     200              5
Starbucks Corp. + .......................................     320              7
Tricon Global Restaurants, Inc. + .......................     160              7
Tupperware Corp. ........................................     100              2
Wendy's International, Inc. .............................     100              3
                                                                         -------
                                                                              65
                                                                         -------


                                                                            11
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000S)
--------------------------------------------------------------------------------
CONTAINERS -- 0.0%
Pactiv Corp. + ..........................................     100        $     1
Sealed Air Corp. + ......................................      53              2
                                                                         -------
                                                                               3
                                                                         -------

ELECTRONICS -- 2.3%
ADC Telecommunications, Inc. + ..........................     500              3
Advanced Micro Devices, Inc. + ..........................     200              6
Altera Corp. + ..........................................     364             11
American Power Conversion Corp. + .......................      75              1
Analog Devices, Inc.+ ...................................     300             13
Applied Materials, Inc. + ...............................     700             34
Broadcom Corp., Class A + ...............................     155              7
Conexant Systems, Inc. + ................................     100              1
Intel Corp. .............................................   5,400            158
ITT Industries, Inc. ....................................     100              4
JDS Uniphase Corp. + ....................................     954             12
KLA-Tencor Corp. + ......................................     200             12
Linear Technology Corp. .................................     300             13
LSI Logic Corp. + .......................................     200              4
Lucent Technologies, Inc. ...............................   2,865             18
Maxim Integrated Products, Inc. + .......................     300             13
Micron Technology, Inc. .................................     500             21
Molex, Inc. .............................................     125              5
Motorola, Inc. ..........................................   1,771             29
National Semiconductor Corp. + ..........................     100              3
Nextel Communications, Inc., Class A + ..................     600             11
PerkinElmer, Inc. .......................................      68              2
Power-One, Inc. + .......................................      26
Qualcomm, Inc. + ........................................     600             35
Sanmina Corp. + .........................................     200              5
Scientific-Atlanta, Inc. ................................     100              4
Solectron Corp. + .......................................     500              9
Symbol Technologies, Inc. ...............................     139              3
Tektronix, Inc. + .......................................     100              3
Tellabs, Inc. + .........................................     300              6
Teradyne, Inc. + ........................................     100              3
Texas Instruments, Inc. .................................   1,400             44
Thermo Electron Corp. + .................................     100              2
Xilinx, Inc. + ..........................................     300             12
                                                                         -------
                                                                             507
                                                                         -------

ENERGY - RAW MATERIALS -- 0.4%
Anadarko Petroleum Corp. ................................     245             13
Apache Corp. ............................................     100              5
Baker Hughes, Inc. ......................................     231              8


  12
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000S)
--------------------------------------------------------------------------------
ENERGY - RAW MATERIALS (continued)
Burlington Resources, Inc. ..............................     200        $     8
Devon Energy Corp. ......................................     100              5
EOG Resources, Inc. .....................................      82              3
Halliburton Co. .........................................     400             14
Nabors Industries, Inc. + ...............................     100              4
Noble Drilling Corp. + ..................................     100              3
Occidental Petroleum Corp. ..............................     300              8
Rowan Cos., Inc. + ......................................     100              2
Schlumberger Ltd. .......................................     500             26
                                                                         -------
                                                                              99
                                                                         -------

FOOD & AGRICULTURE -- 1.3%
Archer-Daniels-Midland Co. ..............................     547              7
Campbell Soup Co. .......................................     300              8
Coca-Cola Co. ...........................................   2,000             90
Coca-Cola Enterprises, Inc. .............................     300              5
ConAgra, Inc. ...........................................     500             10
General Mills, Inc. .....................................     200              9
H.J. Heinz Co. ..........................................     300             12
Hershey Foods Corp. .....................................     100              6
Kellogg Co. .............................................     300              9
The Pepsi Bottling Group, Inc. ..........................     126              5
PepsiCo, Inc. ...........................................   1,200             53
Quaker Oats Co. .........................................     100              9
Ralston Purina Group ....................................     200              6
Sara Lee Corp. ..........................................     600             11
Supervalu, Inc. .........................................     100              2
Sysco Corp. .............................................     600             16
Unilever NV - Sponsored ADR .............................     457             27
Wm. Wrigley Jr. Co. .....................................     200              9
                                                                         -------
                                                                             294
                                                                         -------

GOLD -- 0.0%
Barrick Gold Corp. ......................................     300              5
Homestake Mining Co. ....................................     200              2
Newmont Mining Corp. ....................................     100              2
Placer Dome, Inc. .......................................     200              2
                                                                         -------
                                                                              11
                                                                         -------

HEALTHCARE / DRUGS & MEDICINE -- 5.2%
Abbott Laboratories .....................................   1,300             62
Aetna, Inc. + ...........................................     100              3
Allergan, Inc. ..........................................     100              9
American Home Products Corp. ............................   1,100             64
Amgen, Inc. + ...........................................     900             55
Applera Corp.-Applied Biosystems Group ..................     200              5


                                                                            13
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000s)
--------------------------------------------------------------------------------
HEALTHCARE / DRUGS & MEDICINE (continued)
Baxter International, Inc. ..............................     500        $    25
Becton, Dickinson & Co. .................................     200              7
Biogen, Inc. + ..........................................     100              5
Biomet, Inc. ............................................     150              7
Boston Scientific Corp. + ...............................     214              4
Bristol-Myers Squibb Co. ................................   1,600             84
Cardinal Health, Inc. ...................................     375             26
Chiron Corp. + ..........................................     200             10
Eli Lilly & Co. .........................................     900             67
Forest Laboratories, Inc., Class A + ....................     200             14
Guidant Corp. + .........................................     300             11
HCA, Inc. ...............................................     400             18
HealthSouth Corp. + .....................................     268              4
Humana, Inc. + ..........................................     100              1
Johnson & Johnson .......................................   2,476            124
King Pharmaceuticals, Inc. + ............................     100              5
Manor Care, Inc. + ......................................     100              3
McKesson HBOC, Inc. .....................................     174              6
Medimmune, Inc. + .......................................     200              9
Medtronic, Inc. .........................................   1,000             46
Merck & Co., Inc. .......................................   1,900            121
Pfizer, Inc. ............................................   5,150            206
Pharmacia Corp. .........................................   1,057             49
Quintiles Transnational Corp. + .........................     100              3
Schering-Plough Corp. ...................................   1,200             44
St. Jude Medical, Inc. + ................................     100              6
Stryker Corp. ...........................................     137              8
Tenet Healthcare Corp. + ................................     300             15
UnitedHealth Group, Inc. ................................     300             19
Watson Pharmaceuticals, Inc. + ..........................     100              6
Wellpoint Health Networks, Inc. + .......................     100              9
                                                                         -------
                                                                           1,160
                                                                         -------

HOUSEHOLD PRODUCTS -- 0.6%
Avon Products, Inc. .....................................     200              9
Clorox Co. ..............................................     200              7
Colgate-Palmolive Co. ...................................     500             30
Gillette Co. ............................................     800             23
International Flavors & Fragrances, Inc. ................     100              3
Procter & Gamble Co. ....................................   1,100             70
                                                                         -------
                                                                             142
                                                                         -------

INSURANCE -- 1.8%
AFLAC, Inc. .............................................     400             13
Allstate Corp. ..........................................     600             26
AMBAC Financial Group, Inc. .............................      73              4


  14
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000s)
--------------------------------------------------------------------------------
INSURANCE (continued)
American General Corp. ..................................     400        $    19
American International Group, Inc. ......................   1,915            165
AON Corp. ...............................................     150              5
Chubb Corp. .............................................     100              8
CIGNA Corp. .............................................     100             10
Cincinnati Financial Corp. ..............................     100              4
Conseco, Inc. + .........................................     232              3
Hartford Financial Services Group, Inc. .................     200             14
Jefferson-Pilot Corp. ...................................      75              4
John Hancock Financial Services, Inc. + .................     249             10
Lincoln National Corp. ..................................     200             10
Loew's Corp. ............................................     200             13
Marsh & McLennan Cos., Inc. .............................     250             25
MBIA, Inc. ..............................................     150              8
Metlife, Inc. + .........................................     640             20
MGIC Investment Corp. ...................................     100              7
Progressive Corp. .......................................      55              7
SAFECO Corp. ............................................     100              3
St. Paul Cos., Inc. .....................................     200             10
Torchmark Corp. .........................................     100              4
UnumProvident Corp. .....................................     173              6
                                                                         -------
                                                                             398
                                                                         -------

MEDIA -- 2.0%
AOL Time Warner, Inc. + .................................   3,600            191
Clear Channel Communications, Inc. + ....................     529             33
Comcast Corp., Special Class A + ........................     800             35
Dow Jones & Co., Inc. ...................................     100              6
Gannett Co., Inc. .......................................     200             13
Knight-Ridder, Inc. .....................................     100              6
McGraw-Hill Cos., Inc. ..................................     200             13
New York Times Co., Class A .............................     100              4
R.R. Donnelley & Sons Co. ...............................     100              3
Tribune Co. .............................................     200              8
Univision Communications, Inc., Class A + ...............     154              7
Viacom, Inc., Class B + .................................   1,442             75
The Walt Disney Co. .....................................   1,800             52
                                                                         -------
                                                                             446
                                                                         -------

MISCELLANEOUS -- 0.1%
Agilent Technologies, Inc. + ............................     366             12
Palm, Inc. + ............................................     396              2
Sabre Holdings Corp. + ..................................      72              4
XCEL Energy, Inc. .......................................     255              7
                                                                         -------
                                                                              25
                                                                         -------


                                                                            15
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000s)
--------------------------------------------------------------------------------
MISCELLANEOUS FINANCE -- 2.8%
American Express Co. ....................................   1,100        $    43
Bear Stearns Cos., Inc. .................................     110              7
Capital One Financial Corp. .............................     200             12
Charles Schwab Corp. ....................................   1,025             16
Charter One Financial, Inc. .............................     105              3
Citigroup, Inc. .........................................   4,107            217
Countrywide Credit Industries, Inc. .....................     100              5
Fannie Mae ..............................................     800             68
Franklin Resources, Inc. ................................     200              9
Freddie Mac .............................................     600             42
Household International, Inc. ...........................     406             27
Lehman Brothers Holdings, Inc. ..........................     200             16
MBNA Corp. ..............................................     625             21
Merrill Lynch & Co., Inc. ...............................     700             41
Moody's Corp. ...........................................     100              3
Morgan Stanley Dean Witter & Co. ........................     930             60
Stilwell Financial, Inc. ................................     200              7
T. Rowe Price Group, Inc. ...............................     100              4
USA Education, Inc. .....................................     100              7
Washington Mutual, Inc. .................................     750             28
                                                                         -------
                                                                             636
                                                                         -------

NON-FERROUS METALS -- 0.2%
Alcan Aluminum Ltd. .....................................     200              8
Alcoa, Inc. .............................................     700             28
Engelhard Corp. .........................................     100              3
Freeport-McMoRan Copper & Gold, Inc., Class B + .........     100              1
Inco Ltd. + .............................................     100              2
Phelps Dodge Corp. ......................................     100              4
                                                                         -------
                                                                              46
                                                                         -------

OIL - DOMESTIC -- 0.3%
Amerada Hess Corp. ......................................     100              8
Conoco, Inc., Class B ...................................     500             14
Kerr-McGee Corp. ........................................     100              7
Phillips Petroleum Co. ..................................     200             11
Sunoco, Inc. ............................................     100              4
Tosco Corp. .............................................     100              4
Transocean Sedco Forex, Inc. ............................     258             11
Unocal Corp. ............................................     200              7
USX-Marathon Group, Inc. ................................     200              6
                                                                         -------
                                                                              72
                                                                         -------


  16
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000s)
--------------------------------------------------------------------------------
OIL - INTERNATIONAL -- 1.9%
Chevron Corp. ...........................................     500        $    45
Exxon Mobil Corp. .......................................   2,860            250
Royal Dutch Petroleum Co. - Sponsored ADR ...............   1,700             99
Texaco, Inc. ............................................     500             33
                                                                         -------
                                                                             427
                                                                         -------

OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co. .......................................     200              9
                                                                         -------

PAPER & FOREST PRODUCTS -- 0.3%
Georgia-Pacific Group ...................................     126              4
International Paper Co. .................................     370             13
Kimberly-Clark Corp. ....................................     400             22
Louisiana-Pacific Corp. .................................     100              1
Mead Corp. ..............................................     100              3
Westvaco Corp. ..........................................     100              2
Weyerhaeuser Co. ........................................     200             11
Willamette Industries, Inc. .............................     100              5
                                                                         -------
                                                                              61
                                                                         -------

PRODUCER GOODS & MANUFACTURING -- 2.6%
Applied Micro Circuits Corp. + ..........................     221              4
Avery Dennison Corp. ....................................     100              5
Caterpillar, Inc. .......................................     300             15
Cooper Industries, Inc. .................................     100              4
Corning, Inc. ...........................................     700             12
Deere & Co. .............................................     200              8
Dover Corp. .............................................     200              8
Emerson Electric Co. ....................................     400             24
General Electric Co. ....................................   8,100            395
Honeywell International, Inc. ...........................     687             24
Illinois Tool Works, Inc. ...............................     300             19
Ingersoll-Rand Co. ......................................     100              4
Jabil Circuit, Inc. + ...................................     108              3
Johnson Controls, Inc. ..................................     100              7
Minnesota Mining & Manufacturing Co. ....................     300             34
Pall Corp. ..............................................     100              2
Parker-Hannifin Corp. ...................................     100              4
W.W. Grainger, Inc. .....................................     100              4
                                                                         -------
                                                                             576
                                                                         -------


                                                                            17
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000s)
--------------------------------------------------------------------------------
Railroad & Shipping -- 0.1%
Burlington Northern Santa Fe Corp. ......................     300        $     9
CSX Corp. ...............................................     200              7
Norfolk Southern Corp. ..................................     200              4
Union Pacific Corp. .....................................     200             11
                                                                         -------
                                                                              31
                                                                         -------

RETAIL -- 2.5%
Albertson's, Inc. .......................................     300              9
AutoZone, Inc. + ........................................     100              4
Bed, Bath & Beyond, Inc. + ..............................     200              6
Best Buy Co., Inc. + ....................................     200             13
Big Lots, Inc. + ........................................      88              1
Circuit City Stores-Circuit City Group ..................     100              2
Costco Wholesale Corp. + ................................     400             16
CVS Corp. ...............................................     290             11
Dillards, Inc., Class A .................................     100              2
Dollar General Corp. ....................................     195              4
Federated Department Stores, Inc. + .....................     200              9
Gap, Inc. ...............................................     737             21
Home Depot, Inc. ........................................   1,900             88
J.C. Penney Co., Inc. ...................................     200              5
Kmart Corp. + ...........................................     300              3
Kohl's Corp. + ..........................................     300             19
Kroger Co. + ............................................     700             18
Limited, Inc. ...........................................     300              5
Lowe's Cos., Inc. .......................................     300             22
May Department Stores Co. ...............................     250              9
Nordstrom, Inc. .........................................     100              2
Office Depot, Inc. + ....................................     200              2
RadioShack Corp. ........................................     100              3
Safeway, Inc. + .........................................     400             19
Sears, Roebuck & Co. ....................................     300             13
Staples, Inc. + .........................................     300              5
Target Corp. ............................................     700             24
Tiffany & Co., Inc ......................................     150              5
TJX Cos., Inc. ..........................................     200              6
Toys `R' Us, Inc. + .....................................     200              5
Wal-Mart Stores, Inc. ...................................   3,600            176
Walgreen Co. ............................................     800             27
Winn-Dixie Stores, Inc. .................................     100              3
                                                                         -------
                                                                             557
                                                                         -------


  18
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (continued)
June 30, 2001 (Unaudited)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000s)
--------------------------------------------------------------------------------
STEEL -- 0.0%
Allegheny Technologies, Inc. ............................     100        $     2
Nucor Corp. .............................................     100              5
USX-U.S. Steel Group, Inc. ..............................     100              2
                                                                         -------
                                                                               9
                                                                         -------

TELEPHONE -- 2.2%
Alltel Corp. ............................................     300             18
AT&T Corp. ..............................................   2,690             59
Avaya, Inc. + ...........................................     188              3
BellSouth Corp. .........................................   1,500             60
CenturyTel, Inc. ........................................     150              5
Citizens Communications Co. + ...........................     208              3
Global Crossing Ltd. + ..................................     605              5
Qwest Communications International, Inc. + ..............   1,327             42
SBC Communications, Inc. ................................   2,781            111
Sprint Corp. (FON Group) ................................     600             13
Sprint Corp. (PCS Group) + ..............................     800             19
Verizon Communications, Inc. + ..........................   2,238            120
Worldcom, Inc.-WorldCom Group + .........................   2,231             32
                                                                         -------
                                                                             490
                                                                         -------

TOBACCO -- 0.4%
Philip Morris Cos., Inc. ................................   1,800             91
UST, Inc. ...............................................     100              3
                                                                         -------
                                                                              94
                                                                         -------

TRAVEL & RECREATION -- 0.1%
Brunswick Corp. .........................................     100              2
Carnival Corp. ..........................................     400             12
Harrah's Entertainment, Inc. + ..........................     100              4
Hilton Hotels Corp. .....................................     200              2
Marriott International, Inc., Class A ...................     200              9
Starwood Hotels & Resorts Worldwide, Inc. ...............     100              4
                                                                         -------
                                                                              33
                                                                         -------

TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc. ............................................     100              5
                                                                         -------

UTILITIES - ELECTRIC & GAS -- 1.4%
AES Corp. + .............................................     400             17
Allegheny Energy, Inc. ..................................      78              4
Ameren Corp. ............................................     100              4
American Electric Power Co., Inc. .......................     260             12
Calpine Corp. + .........................................     200              8
Cinergy Corp. ...........................................     100              4
CMS Energy Corp. ........................................     100              3


                                                                            19
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                            NUMBER        VALUE
COMMON STOCK (continued)                                   OF SHARES      (000S)
--------------------------------------------------------------------------------
UTILITIES - ELECTRIC & GAS (CONTINUED)
Consolidated Edison, Inc. ...............................     200        $     8
Constellation Energy Group, Inc. ........................     100              4
Dominion Resources, Inc. ................................     246             15
DTE Energy Co. ..........................................     100              5
Duke Energy Corp. .......................................     600             23
Dynegy, Inc., Class A ...................................     300             14
Edison International ....................................     200              2
El Paso Corp. ...........................................     446             23
Enron Corp. .............................................     600             29
Entergy Corp. ...........................................     200              8
Exelon Corp. ............................................     287             18
FirstEnergy Corp. .......................................     200              6
FPL Group, Inc. .........................................     200             12
GPU, Inc. ...............................................     100              4
KeySpan Corp. ...........................................     100              4
Kinder Morgan, Inc. .....................................      81              4
Mirant Corp.+ ..........................................     238              8
Niagara Mohawk Holdings, Inc.+ .........................     100              2
NiSource, Inc. ..........................................     157              4
PG&E Corp. ..............................................     200              2
Pinnacle West Capital Corp. .............................     100              5
PPL Corp. ...............................................     100              6
Progress Energy, Inc. ...................................     127              6
Public Service Enterprise Group, Inc. ...................     200             10
Reliant Energy, Inc. ....................................     200              6
Sempra Energy ...........................................      85              2
Southern Co. ............................................     600             14
TXU Corp. ...............................................     200             10
Williams Cos., Inc. .....................................     400             13
                                                                         -------
                                                                             319
                                                                         -------
TOTAL COMMON STOCK
   (Cost $7,431) ........................................                  8,911
                                                                         -------


  20
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                           NUMBER         VALUE
INVESTMENT FUNDS -- 55.4%                                 OF SHARES       (000S)
--------------------------------------------------------------------------------
Schwab International Index Fund(R), Select Shares ......   312,937       $ 4,362
Schwab Small-Cap Index Fund(R), Select Shares ..........   246,209         4,703
Schwab Total Bond Market Index Fund ....................   340,402         3,401
                                                                         -------
TOTAL INVESTMENT FUNDS
   (Cost $12,707) ......................................                  12,466
                                                                         -------

                                                             NUMBER OF
SHORT-TERM INVESTMENTS -- 5.1%                           SHARES/PAR (000S)
-----------------------------------------------------------------------------------
Schwab Value Advantage Money Fund(R), Investor Shares,
   3.87%* ............................................       849,367           849
Wachovia Bank, NA Time Deposit, 3.25%*, 7/2/01 .......         $ 298           298
                                                                            -------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,147) ......................................                       1,147
                                                                            -------
TOTAL INVESTMENTS -- 100.1%
   (Cost $21,285) .....................................                      22,524
                                                                            -------
OTHER ASSETS AND LIABILITIES, NET --  (0.1%)
Other assets ..........................................                          18
Liabilities ...........................................                         (28)
                                                                            -------
                                                                                (10)
                                                                            -------
TOTAL NET ASSETS -- 100.0% ............................                     $22,514
                                                                            =======


NOTES TO SCHEDULE OF INVESTMENTS

+ Non-income producing security.
* Interest rate represents the yield on report date.
ADR -- American Depositary Receipt.


                                                See accompanying Notes
                                                to Financial Statements.    21
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 2001 (UNAUDITED)

ASSETS:
   Investments, at value (Cost: $21,285) .....................................................  $22,524
   Receivables:
      Investments sold .......................................................................        6
      Dividends ..............................................................................       11
      Dividend tax reclaim ...................................................................        1
                                                                                                -------
       Total assets ..........................................................................   22,542
                                                                                                -------

LIABILITIES:
   Payables:
      Investments purchased ..................................................................       10
   Accrued expenses ..........................................................................       18
                                                                                                -------
       Total liabilities .....................................................................       28
                                                                                                -------
   Net assets applicable to outstanding shares ...............................................  $22,514
                                                                                                =======
   NET ASSETS consist of
      Paid-in capital ........................................................................  $20,465
      Undistributed net investment income ....................................................      706
      Accumulated net realized gain on investments sold and foreign currency transactions ....      104
      Net unrealized appreciation on investments and foreign currency translation ............    1,239
                                                                                                -------
                                                                                                $22,514
                                                                                                =======

   PRICING OF SHARES
      Outstanding shares, $0.00001 par value (unlimited shares authorized) ...................    1,592
   NET ASSET VALUE, offering and redemption price per share ..................................   $14.14


        See accompanying Notes
  22    to Financial Statements.
======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
   Dividends ..........................................................................  $   177
   Interest ...........................................................................        6
                                                                                         -------
     Total investment income ..........................................................      183
                                                                                         -------
EXPENSES:
   Investment advisory and administration fees ........................................       48
   Custodian fees .....................................................................       13
   Portfolio accounting fees ..........................................................        1
   Professional fees ..................................................................       12
   Shareholder reports ................................................................        9
   Trustees' fees .....................................................................        3
   Other expenses .....................................................................        1
                                                                                         -------
                                                                                              87

Less: expenses reduced (see Note 4) ...................................................      (33)
                                                                                         -------
     Net expenses incurred by fund ....................................................       54
                                                                                         -------
NET INVESTMENT INCOME .................................................................      129
                                                                                         -------
NET REALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
     Net realized loss on investments sold and foreign currency transactions ..........     (149)
                                                                                         -------
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSLATION:
     Net unrealized depreciation on investments and foreign currency translation ......   (1,012)
                                                                                         -------
Net loss on investments ...............................................................   (1,160)
                                                                                         -------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................  $(1,032)
                                                                                         =======


                                                See accompanying Notes
                                                to Financial Statements.    23
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
For the six months ended June 30, 2001 (Unaudited)

                                                                                        Six months
                                                                                           ended        Year ended
                                                                                       June 30, 2001   December 31,
                                                                                        (Unaudited)        2000
                                                                                       -------------   ------------
OPERATIONS:
   Net investment income ...........................................................   $         129   $        578
   Net realized gain (loss) on investments sold and foreign currency transactions ..            (149)           267
   Net unrealized depreciation on investments and foreign currency translation .....          (1,012)        (1,969)
                                                                                       -------------   ------------
   Decrease in net assets resulting from operations ................................          (1,032)        (1,124)
                                                                                       -------------   ------------

DIVIDENDS AND DISTRIBUTIONS:
   Dividends to shareholders from net investment income ............................              --           (207)
   Distributions to shareholders from net capital gains ............................              --           (166)
                                                                                       -------------   ------------
   Total dividends and distributions to shareholders ...............................              --           (373)
                                                                                       -------------   ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .......................................................           3,453          8,089
   Net asset value of shares issued in reinvestment of dividends ...................              --            373
   Less payments for shares redeemed ...............................................          (2,173)        (3,655)
                                                                                       -------------   ------------
   Increase in net assets from capital share transactions ..........................           1,280          4,807
                                                                                       -------------   ------------
Total increase in net assets .......................................................             248          3,310

NET ASSETS:
   Beginning of period .............................................................          22,266         18,956
                                                                                       -------------   ------------
   End of period (including undistributed net investment income of $706 and
    $577, respectively) ............................................................   $      22,514   $     22,266
                                                                                       =============   ============

NUMBER OF FUND SHARES:
   Sold ............................................................................             241            515
   Reinvested ......................................................................              --             26
   Redeemed ........................................................................            (153)          (234)
                                                                                       -------------   ------------
   Net increase in shares outstanding ..............................................              88            307

SHARES OUTSTANDING:
   Beginning of period .............................................................           1,504          1,197
                                                                                       -------------   ------------
   End of period ...................................................................           1,592          1,504
                                                                                       =============   ============


        See accompanying Notes
  24    to Financial Statements.
======

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.

------------------------------------------------------------------------------------------------------------------------
                                                        1/1/01-    1/1/00-    1/1/99-    1/1/98-    1/1/97-    11/1/96 3-
                                                        6/30/01    12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   14.81      15.84      14.24      12.95      10.42      10.00
                                                        ---------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                                 0.06       0.35       0.15       0.17       0.22 4     0.04
    Net realized and unrealized gains or losses          (0.73)     (1.13)      2.63       1.52       2.33       0.38
                                                        ---------------------------------------------------------------
    Total income or loss from investment operations      (0.67)     (0.78)      2.78       1.69       2.55       0.42
Less distributions:
    Dividends from net investment income                    --      (0.14)     (0.18)     (0.15)     (0.02)        --
    Distributions from net realized gains                   --      (0.11)     (1.00)     (0.25)        -- 5       --
                                                        ---------------------------------------------------------------
    Total distributions                                     --      (0.25)     (1.18)     (0.40)     (0.02)        --
                                                        ---------------------------------------------------------------
Net asset value at end of period                         14.14      14.81      15.84      14.24      12.95      10.42
                                                        ===============================================================
Total return (%)                                         (4.52) 1   (4.82)     19.63      13.07      24.54       4.20 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     0.50 2     0.55 6     0.56       0.57       0.75       0.67 2
Expense reductions reflected in above ratio               0.30 2     0.28       0.53       0.71       1.24       4.04 2
Ratio of net investment income to average net assets      1.18 2     2.80       1.32       1.64       1.98       2.35 2
Portfolio turnover rate                                      6         19         14         67         81          7
Net assets, end of period ($ x 1,000,000)                   23         22         19         14         10          5

1  Not annualized.
2  Annualized.
3  Commencement of operations.
4 Per share information presented is based upon the average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
5  Less than one cent per share.
6 Would have been 0.56% if certain non-routine expenses (proxy fees) had been included.


                                                See accompanying Notes
                                                to Financial Statements.    25
                                                                          ======

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 2001 (Unaudited)
(All currency amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUND

The Schwab MarketTrack Growth Portfolio II (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no-load, open-end management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective daily net asset values as determined by those funds, in accordance with the 1940 Act. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Foreign currency translation -- The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in foreign currencies are translated into U.S. dollars at the exchange rates on June 30, 2001. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

Expenses -- Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at June 30, 2001 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at June 30, 2001 for the Schwab MarketTrack Growth Portfolio II is a follows:

            Federal     Net Unrealized    Appreciated    Depreciated
            Tax Cost     Appreciation     Securities     Securities
            --------    --------------    -----------    -----------
            $ 21,502       $ 1,022          $ 2,715        $(1,693)

Reclassifications -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of June 30, 2001, there were no reclassifications.


  26
======

Implementation of New Accounting Standards -- The fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the fund upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.44% of the first $500 million of average daily net assets, and 0.39% of such net assets over $500 million. The investment adviser has reduced a portion of its fee for the six months ended June 30, 2001 (see Note 4).

Officers and trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the six months ended June 30, 2001, the fund made no direct payments to its officers or trustees who were "interest persons" within the meaning of the 1940 Act. The fund incurred fees of $3 related to the trust's unaffiliated trustees.

Other affiliated parties and transactions -- Pursuant to an Exemptive Order issued by the SEC, the fund may invest in other SchwabFunds(R). As of June 30, 2001, the fund owned 0.35% of the outstanding shares of the Schwab International Index Fund(R); less than one-tenth percent of the outstanding shares of the Schwab Value Advantage Money Fund(R); 0.40% of the outstanding shares of the Schwab Total Bond Market Index Fund and; 0.27% of the outstanding shares of the Schwab Small-Cap Index Fund(R).

As of June 30, 2001, The Schwab MarketTrack Growth Portfolio II held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $16.

4.  EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2002, the fund's net operating expenses will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses.

For the six months ended June 30, 2001, the total of such fees and expenses reduced by the investment adviser were $33.

5.  BORROWING AGREEMENTS

The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations and U.S. government securities, aggregated $2,719 and $1,322, respectively, for the six months ended June 30, 2001.


                                                                           27
                                                                         ======

                                 Charles Schwab

                                 Schwab S&P 500
                   Large Blend
                                 Portfolio

                                 Large-Cap

                                 For period ending June 30, 2001
                                 Inception Date: November 1, 1996

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS
PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over eight years.

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period.



[LINE CHART]

                             Lehman
                          Aggregate Bond    MSCI EAFE           Russell 2000         S&P                  3-Mo
                              Index            Index                Index         500 Index              T-Bills

   12/29/00                       0                0                    0                0                    0
     1/5/01                    1.37              0.2                -4.21            -1.66                 0.25
    1/12/01                    0.36             -1.4                 0.49            -0.13                 0.29
    1/19/01                    0.96            -0.57                 0.99             1.69                 0.39
    1/26/01                    0.88            -1.07                 3.19             2.63                 0.52
     2/2/01                    1.62            -0.82                  3.7             2.29                 0.62
     2/9/01                    1.73            -3.77                 2.91            -0.34                 0.69
    2/16/01                    1.46            -5.07                  5.4            -1.35                 0.77
    2/23/01                    1.62            -8.22                -1.09            -5.57                 0.88
     3/2/01                    2.32            -7.98                -1.19            -6.33                 0.99
     3/9/01                     2.6            -7.18                -1.83            -6.39                 1.11
    3/16/01                    3.32           -14.53                 -8.4           -12.68                 1.22
    3/23/01                    3.34           -15.35                -8.07           -13.49                 1.31
    3/30/01                    3.03           -13.67                 -6.5           -11.85                 1.39
     4/6/01                    3.41           -12.43                -9.77           -14.27                 1.54
    4/13/01                    2.52           -10.82                -5.52           -10.09                 1.59
    4/20/01                    2.51            -8.72                -3.08            -5.57                 1.72
    4/27/01                    2.51            -8.14                 0.54             -4.8                 1.77
     5/4/01                    3.44            -7.15                 2.43             -3.7                 1.88
    5/11/01                    2.29            -8.42                 1.32            -5.29                 1.95
    5/18/01                    2.92            -8.15                 5.28            -1.76                 2.05
    5/25/01                    2.64            -9.07                 5.79            -2.83                 2.05
     6/1/01                    3.42           -11.45                 4.38            -3.99                 2.18
     6/8/01                    3.56           -11.18                 6.47            -3.66                 2.24
    6/15/01                    4.14           -13.96                 3.08            -7.52                 2.35
    6/22/01                    4.72           -14.63                 1.75            -6.69                 2.44
    6/29/01                    3.62           -14.87                 6.96             -6.7                 2.47


THREE-MONTH U.S. TREASURY BILLS
(T-BILLS):measures short-term
U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX:measures the U.S.
bond market

S&P 500(R)INDEX:measures
U.S. large-cap stocks

RUSSELL 2000(R)INDEX:measures
U.S. small-cap stocks

MSCI-EAFE(R)INDEX:measures
(in U.S. dollars) large-cap stocks in
Europe, Australasia and the Far East


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

MARKET OVERVIEW Continued


UNEMPLOYMENT HITS HIGHEST
LEVEL SINCE 1998; INFLATION
REMAINS LOW.

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4% --that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

            Job losses have affected almost every industry, which means that it may be difficult for the economy to rebound quickly.



On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.

ECONOMIC FACTORS AND THEIR EFFECTS ON THIS PORTFOLIO.

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the portfolio is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH

Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter, its lowest level since 1993.

[REAL GDP GROWTH BAR CHART - NO PLOT POINTS AVAILABLE]


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

Stocks Tumble While Bonds Post Healthy Returns.

The dramatic decline of equity markets during the reporting period left stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to

--------------------------------------------------------------------------------
Stocks did rebound as the report period came to a close, with most major indices recovering some of the ground lost earlier in the year.
--------------------------------------------------------------------------------

U.S. Unemployment Rate

Adjusted for seasonal variations


Unemployment hit a three-decade low of 3.9% in April 2000. At the close of the reporting period, unemployment reached 4.5%, its highest level since 1998.

[LINE CHART]

              Jun-91                6.9
              Jul-91                6.8
              Aug-91                6.9
              Sep-91                6.9
              Oct-91                  7
              Nov-91                  7
              Dec-91                7.3
              Jan-92                7.3
              Feb-92                7.4
              Mar-92                7.4
              Apr-92                7.4
              May-92                7.6
              Jun-92                7.8
              Jul-92                7.7
              Aug-92                7.6
              Sep-92                7.6
              Oct-92                7.3
              Nov-92                7.4
              Dec-92                7.4
              Jan-93                7.3
              Feb-93                7.1
              Mar-93                  7
              Apr-93                7.1
              May-93                7.1
              Jun-93                  7
              Jul-93                6.9
              Aug-93                6.8
              Sep-93                6.7
              Oct-93                6.8
              Nov-93                6.6
              Dec-93                6.5
              Jan-94                6.8
              Feb-94                6.6
              Mar-94                6.5
              Apr-94                6.4
              May-94                6.1
              Jun-94                6.1
              Jul-94                6.3
              Aug-94                  6
              Sep-94                5.8
              Oct-94                5.8
              Nov-94                5.6
              Dec-94                5.5
              Jan-95                5.6
              Feb-95                5.4
              Mar-95                5.3
              Apr-95                5.8
              May-95                5.8
              Jun-95                5.6
              Jul-95                5.6
              Aug-95                5.7
              Sep-95                5.6
              Oct-95                5.5
              Nov-95                5.7
              Dec-95                5.6
              Jan-96                5.6
              Feb-96                5.5
              Mar-96                5.6
              Apr-96                5.5
              May-96                5.6
              Jun-96                5.3
              Jul-96                5.5
              Aug-96                5.1
              Sep-96                5.2
              Oct-96                5.2
              Nov-96                5.3
              Dec-96                5.4
              Jan-97                5.3
              Feb-97                5.3
              Mar-97                5.1
              Apr-97                  5
              May-97                4.7
              Jun-97                  5
              Jul-97                4.7
              Aug-97                4.9
              Sep-97                4.7
              Oct-97                4.7
              Nov-97                4.6
              Dec-97                4.7
              Jan-98                4.5
              Feb-98                4.6
              Mar-98                4.6
              Apr-98                4.3
              May-98                4.3
              Jun-98                4.5
              Jul-98                4.5
              Aug-98                4.5
              Sep-98                4.5
              Oct-98                4.5
              Nov-98                4.4
              Dec-98                4.3
              Jan-99                4.3
              Feb-99                4.4
              Mar-99                4.2
              Apr-99                4.3
              May-99                4.2
              Jun-99                4.3
              Jul-99                4.3
              Aug-99                4.2
              Sep-99                4.2
              Oct-99                4.1
              Nov-99                4.1
              Dec-99                4.1
              Jan-00                  4
              Feb-00                4.1
              Mar-00                4.1
              Apr-00                3.9
              May-00                4.1
              Jun-00                  4
              Jul-00                  4
              Aug-00                4.1
              Sep-00                3.9
              Oct-00                3.9
              Nov-00                  4
              Dec-00                  4
               1-Jan                4.2
               1-Feb                4.2
               1-Mar                4.3
               1-Apr                4.5
               1-May                4.4
               1-Jun                4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

Measures of Inflation

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.2% for the 12 months ended June 30, 2001 (2.7% if food and energy are excluded). ECI rose 3.9% for the 12 months ended June 30, 2001.

[LINE CHART]

               Date                 CPI                ECI
               ----                 ---                ---
              Jun-91                4.7                4.6
              Jul-91                4.4                4.6
              Aug-91                3.8                4.6
              Sep-91                3.4                4.3
              Oct-91                2.9                4.3
              Nov-91                  3                4.3
              Dec-91                3.1                4.3
              Jan-92                2.6                4.3
              Feb-92                2.8                4.3
              Mar-92                3.2                  4
              Apr-92                3.2                  4
              May-92                  3                  4
              Jun-92                3.1                3.6
              Jul-92                3.2                3.6
              Aug-92                3.1                3.6
              Sep-92                  3                3.5
              Oct-92                3.2                3.5
              Nov-92                  3                3.5
              Dec-92                2.9                3.5
              Jan-93                3.3                3.5
              Feb-93                3.2                3.5
              Mar-93                3.1                3.5
              Apr-93                3.2                3.5
              May-93                3.2                3.5
              Jun-93                  3                3.6
              Jul-93                2.8                3.6
              Aug-93                2.8                3.6
              Sep-93                2.7                3.6
              Oct-93                2.8                3.6
              Nov-93                2.7                3.6
              Dec-93                2.7                3.5
              Jan-94                2.5                3.5
              Feb-94                2.5                3.5
              Mar-94                2.5                3.2
              Apr-94                2.4                3.2
              May-94                2.3                3.2
              Jun-94                2.5                3.2
              Jul-94                2.8                3.2
              Aug-94                2.9                3.2
              Sep-94                  3                3.2
              Oct-94                2.6                3.2
              Nov-94                2.7                3.2
              Dec-94                2.7                  3
              Jan-95                2.8                  3
              Feb-95                2.9                  3
              Mar-95                2.9                2.9
              Apr-95                3.1                2.9
              May-95                3.2                2.9
              Jun-95                  3                2.9
              Jul-95                2.8                2.9
              Aug-95                2.6                2.9
              Sep-95                2.5                2.7
              Oct-95                2.8                2.7
              Nov-95                2.6                2.7
              Dec-95                2.5                2.7
              Jan-96                2.7                2.7
              Feb-96                2.7                2.7
              Mar-96                2.8                2.8
              Apr-96                2.9                2.8
              May-96                2.9                2.8
              Jun-96                2.8                2.9
              Jul-96                  3                2.9
              Aug-96                2.9                2.9
              Sep-96                  3                2.8
              Oct-96                  3                2.8
              Nov-96                3.3                2.8
              Dec-96                3.3                2.9
              Jan-97                  3                2.9
              Feb-97                  3                2.9
              Mar-97                2.8                2.9
              Apr-97                2.5                2.9
              May-97                2.2                2.9
              Jun-97                2.3                2.8
              Jul-97                2.2                2.8
              Aug-97                2.2                2.8
              Sep-97                2.2                  3
              Oct-97                2.1                  3
              Nov-97                1.8                  3
              Dec-97                1.7                3.3
              Jan-98                1.6                3.3
              Feb-98                1.4                3.3
              Mar-98                1.4                3.3
              Apr-98                1.5                3.3
              May-98                1.7                3.3
              Jun-98                1.6                3.5
              Jul-98                1.7                3.5
              Aug-98                1.7                3.5
              Sep-98                1.4                3.7
              Oct-98                1.4                3.7
              Nov-98                1.5                3.7
              Dec-98                1.6                3.4
              Jan-99                1.7                3.4
              Feb-99                1.7                3.4
              Mar-99                1.8                  3
              Apr-99                2.3                  3
              May-99                2.1                  3
              Jun-99                  2                3.2
              Jul-99                2.1                3.2
              Aug-99                2.3                3.2
              Sep-99                2.6                3.1
              Oct-99                2.6                3.1
              Nov-99                2.6                3.1
              Dec-99                2.7                3.4
              Jan-00                2.7                3.4
              Feb-00                3.2                3.4
              Mar-00                3.8                4.3
              Apr-00                3.1                4.3
              May-00                3.2                4.3
              Jun-00                3.7                4.4
              Jul-00                3.7                4.4
              Aug-00                3.4                4.4
              Sep-00                3.5                4.3
              Oct-00                3.4                4.3
              Nov-00                3.4                4.3
              Dec-00                3.4                4.1
               1-Jan                3.7                4.1
               1-Feb                3.5                4.1
               1-Mar                2.9                4.1
               1-Apr                3.3                4.1
               1-May                3.6                4.1
               1-Jun                3.2                3.9

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

Market Overview Continued


use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.


On the Horizon: Slower Growth.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.


The threat of recession also added momentum for President Bush's taxcut proposal, which passed Congress before the close of the report period.


Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn while setting the stage for continued growth (even slow growth) during the second half of the year.

S&P 500(R) Price/Earnings Ratio (P/E)
Dollar-weighted average P/E for all stocks in the index

The P/E ratio ended the report period at 28.77, a level higher than at the end of 2000. Coupled with the S&P 500 Index's decline in 2001, the higher P/E ratio is an indication that earnings are falling faster than stock prices.

[LINE CHART]

               Date                                  S&P 500 PE Ratio                 30 Avrge
               ----                                  ----------------                 --------
              Jun-91                                       17.7                          16
              Jul-91                                      18.37                          16
              Aug-91                                      20.35                          16
              Sep-91                                      19.98                          16
              Oct-91                                      20.37                          16
              Nov-91                                      20.99                          16
              Dec-91                                      22.89                          16
              Jan-92                                      23.03                          16
              Feb-92                                      25.78                          16
              Mar-92                                      25.51                          16
              Apr-92                                      26.03                          16
              May-92                                      25.22                          16
              Jun-92                                      25.23                          16
              Jul-92                                      26.08                          16
              Aug-92                                      24.22                          16
              Sep-92                                       24.7                          16
              Oct-92                                      24.64                          16
              Nov-92                                       23.8                          16
              Dec-92                                      24.31                          16
              Jan-93                                      24.29                          16
              Feb-93                                      24.44                          16
              Mar-93                                      23.48                          16
              Apr-93                                      22.92                          16
              May-93                                      22.96                          16
              Jun-93                                       22.9                          16
              Jul-93                                      22.91                          16
              Aug-93                                      24.21                          16
              Sep-93                                      23.77                          16
              Oct-93                                      24.04                          16
              Nov-93                                      22.52                          16
              Dec-93                                      22.95                          16
              Jan-94                                      22.98                          16
              Feb-94                                      21.17                          16
              Mar-94                                      20.34                          16
              Apr-94                                       20.1                          16
              May-94                                      20.16                          16
              Jun-94                                      19.77                          16
              Jul-94                                      18.63                          16
              Aug-94                                      18.91                          16
              Sep-94                                      18.32                          16
              Oct-94                                      17.51                          16
              Nov-94                                      16.56                          16
              Dec-94                                      16.98                          16
              Jan-95                                      16.05                          16
              Feb-95                                      16.22                          16
              Mar-95                                      16.47                          16
              Apr-95                                         16                          16
              May-95                                      16.45                          16
              Jun-95                                      16.77                          16
              Jul-95                                      16.61                          16
              Aug-95                                      16.18                          16
              Sep-95                                      16.85                          16
              Oct-95                                      16.18                          16
              Nov-95                                      17.86                          16
              Dec-95                                      17.41                          16
              Jan-96                                      18.29                          16
              Feb-96                                      18.57                          16
              Mar-96                                      18.94                          16
              Apr-96                                      19.16                          16
              May-96                                      19.48                          16
              Jun-96                                       19.3                          16
              Jul-96                                      18.31                          16
              Aug-96                                      18.62                          16
              Sep-96                                      19.73                          16
              Oct-96                                      19.59                          16
              Nov-96                                      21.06                          16
              Dec-96                                      20.77                          16
              Jan-97                                      20.52                          16
              Feb-97                                      20.95                          16
              Mar-97                                      19.87                          16
              Apr-97                                      20.23                          16
              May-97                                      21.45                          16
              Jun-97                                      22.44                          16
              Jul-97                                      23.99                          16
              Aug-97                                      22.74                          16
              Sep-97                                         24                          16
              Oct-97                                      22.84                          16
              Nov-97                                      24.12                          16
              Dec-97                                      24.53                          16
              Jan-98                                      25.03                          16
              Feb-98                                      26.49                          16
              Mar-98                                      27.98                          16
              Apr-98                                      26.69                          16
              May-98                                      26.15                          16
              Jun-98                                      27.27                          16
              Jul-98                                      26.94                          16
              Aug-98                                       22.9                          16
              Sep-98                                      24.35                          16
              Oct-98                                      28.07                          16
              Nov-98                                      30.31                          16
              Dec-98                                      32.15                          16
              Jan-99                                       33.9                          16
              Feb-99                                      32.64                          16
              Mar-99                                      33.92                          16
              Apr-99                                       33.9                          16
              May-99                                      32.74                          16
              Jun-99                                       34.7                          16
              Jul-99                                      31.31                          16
              Aug-99                                      31.21                          16
              Sep-99                                      30.39                          16
              Oct-99                                      30.41                          16
              Nov-99                                      30.65                          16
              Dec-99                                      32.53                          16
              Jan-00                                      29.78                          16
              Feb-00                                      28.59                          16
              Mar-00                                       31.5                          16
              Apr-00                                      29.41                          16
              May-00                                      28.82                          16
              Jun-00                                      29.31                          16
              Jul-00                                      28.94                          16
              Aug-00                                      30.35                          16
              Sep-00                                      28.64                          16
              Oct-00                                       27.5                          16
              Nov-00                                      25.42                          16
              Dec-00                                      25.39                          16
               1-Jan                                      27.96                          16
               1-Feb                                      25.32                          16
               1-Mar                                       24.1                          16
               1-Apr                                      28.14                          16
               1-May                                      28.58                          16
               1-Jun                                      28.77                          16


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.

Yields of U.S. Treasury Bonds
Effective yields of five-year and ten-year Treasuries

With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.

[LINE CHART]


               Date                5 Yr               10 Yr
               ----                ----               -----
              Jun-91               7.88               8.23
              Jul-91               7.74               8.15
              Aug-91               7.34               7.82
              Sep-91               6.91               7.45
              Oct-91               6.74               7.46
              Nov-91               6.48               7.38
              Dec-91               5.93                6.7
              Jan-92               6.43               7.27
              Feb-92               6.56               7.25
              Mar-92               6.92               7.53
              Apr-92               6.88               7.58
              May-92                6.6               7.32
              Jun-92               6.27               7.12
              Jul-92               5.82               6.71
              Aug-92               5.58                6.6
              Sep-92               5.32               6.35
              Oct-92               5.89               6.79
              Nov-92               6.22               6.94
              Dec-92               5.99               6.69
              Jan-93               5.55               6.36
              Feb-93               5.21               6.02
              Mar-93               5.24               6.02
              Apr-93               5.11               6.01
              May-93               5.37               6.15
              Jun-93               5.05               5.78
              Jul-93               5.15               5.81
              Aug-93               4.79               5.45
              Sep-93               4.77               5.38
              Oct-93               4.85               5.43
              Nov-93               5.16               5.82
              Dec-93               5.21               5.79
              Jan-94               5.02               5.64
              Feb-94               5.57               6.13
              Mar-94               6.23               6.74
              Apr-94               6.64               7.04
              May-94               6.76               7.15
              Jun-94               6.95               7.32
              Jul-94               6.73               7.11
              Aug-94                6.8               7.17
              Sep-94               7.28                7.6
              Oct-94               7.49               7.81
              Nov-94               7.79               7.91
              Dec-94               7.83               7.82
              Jan-95               7.51               7.58
              Feb-95               7.04                7.2
              Mar-95               7.07                7.2
              Apr-95               6.88               7.06
              May-95               6.05               6.28
              Jun-95               5.97                6.2
              Jul-95               6.16               6.43
              Aug-95               6.07               6.28
              Sep-95               6.02               6.18
              Oct-95               5.81               6.02
              Nov-95               5.52               5.74
              Dec-95               5.38               5.57
              Jan-96               5.24               5.58
              Feb-96               5.73                6.1
              Mar-96               6.09               6.33
              Apr-96               6.41               6.67
              May-96               6.63               6.85
              Jun-96               6.46               6.71
              Jul-96               6.57               6.79
              Aug-96               6.73               6.94
              Sep-96               6.46                6.7
              Oct-96               6.07               6.34
              Nov-96               5.83               6.04
              Dec-96               6.21               6.42
              Jan-97               6.25               6.49
              Feb-97               6.39               6.55
              Mar-97               6.75                6.9
              Apr-97               6.57               6.72
              May-97                6.5               6.66
              Jun-97               6.38                6.5
              Jul-97                5.9               6.01
              Aug-97               6.22               6.34
              Sep-97               5.99                6.1
              Oct-97               5.71               5.83
              Nov-97               5.84               5.87
              Dec-97               5.71               5.74
              Jan-98               5.38               5.51
              Feb-98               5.59               5.62
              Mar-98               5.62               5.65
              Apr-98               5.64               5.67
              May-98               5.55               5.55
              Jun-98               5.47               5.45
              Jul-98                5.5               5.49
              Aug-98                4.8               4.98
              Sep-98               4.22               4.42
              Oct-98               4.23               4.61
              Nov-98               4.48               4.71
              Dec-98               4.54               4.65
              Jan-99               4.55               4.65
              Feb-99               5.22               5.29
              Mar-99                5.1               5.24
              Apr-99               5.21               5.35
              May-99               5.58               5.62
              Jun-99               5.65               5.78
              Jul-99               5.79                5.9
              Aug-99               5.87               5.97
              Sep-99               5.75               5.88
              Oct-99               5.96               6.02
              Nov-99               6.11               6.19
              Dec-99               6.34               6.44
              Jan-00               6.68               6.67
              Feb-00                6.6               6.41
              Mar-00               6.31                  6
              Apr-00               6.54               6.21
              May-00               6.52               6.27
              Jun-00               6.19               6.03
              Jul-00               6.15               6.03
              Aug-00               5.97               5.73
              Sep-00               5.85                5.8
              Oct-00               5.81               5.75
              Nov-00               5.43               5.47
              Dec-00               4.98               5.11
               1-Jan               4.77               5.11
               1-Feb               4.66                4.9
               1-Mar               4.56               4.92
               1-Apr               4.89               5.34
               1-May               4.91               5.38
               1-Jun               4.95               5.41

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.

SCHWAB

S&P 500 Portfolio

Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this portfolio.


The portfolio's goal is to track the total return of the S&P 500(R) Index. 1

Manager's Perspective

Portfolio performance was hurt by the volatility of equity markets during the report period. As discussed in the Market Overview, performance of the broad market, including large-cap stocks, remains negative since the beginning of 2001.

Pronounced weakness in the health care and technology sectors was a leading cause of negative performance. During the report period, the health care sector fell 15.95%, while technology fell 15.63%. The best performing sectors were basic materials and consumer cyclicals, but their relative strengths were not enough to put the portfolio's performance into positive territory for the report period. The portfolio closely tracked the performance of the S&P 500 Index during the report period.

Positive investor sentiment, fueled by the Fed's six rate cuts, pushed stocks higher in the second quarter of the report period. By the end of the report period, stocks had rebounded somewhat from their lows reached earlier in the year. However, the outlook for equities for the rest of 2001 is uncertain, and is likely to remain so until it becomes clear that the U.S. economy is in fact beginning the process of recovering from the economic slowdown that began during the past year.

[PHOTO Geri Hom]

"Large-cap stocks rallied in the second quarter of 2001, but not sufficiently to erase the declines they posted in the first quarter."

                           Portfolio Manager Geri Hom

Geri Hom, a vice president of the investment adviser, has overall responsibility for the management of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


1 Standard & Poor's,(R) S&P,(R) S&P 500,(R) Standard & Poor's 500(R) and
500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

SCHWAB S&P 500 PORTFOLIO


Performance

Average Annual Total Returns as of 6/30/01

This chart compares performance of the portfolio with the S&P 500(R) Index and the Morningstar Large-Blend Annuity category.

[BAR CHART]

Performance of a $10,000 Investment

Shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in the S&P 500 Index.

[LINE CHART]


                                     SWP1Z             S&P 500
                                     -----             -------
              11/1/96                10000              10000
             11/30/96                10750              10777
             12/31/96                10530              10564
              1/31/97                11170              11223
              2/28/97                11250              11311
              3/31/97                10780              10848
              4/30/97                11410              11494
              5/31/97                12090              12193
              6/30/97                12630              12739
              7/31/97                13620              13752
              8/31/97                12860              12982
              9/30/97                13560              13692
             10/31/97                13120              13235
             11/30/97                13720              13848
             12/31/97                13948              14086
              1/31/98                14098              14242
              2/28/98                15108              15269
              3/31/98                15869              16051
              4/30/98                16029              16213
              5/31/98                15739              15934
              6/30/98                16369              16581
              7/31/98                16189              16405
              8/31/98                13848              14036
              9/30/98                14738              14936
             10/31/98                15929              16150
             11/30/98                16879              17129
             12/31/98                17862              18116
              1/31/99                18595              18873
              2/28/99                18012              18286
              3/31/99                18726              19017
              4/30/99                19439              19753
              5/31/99                18967              19287
              6/30/99                20012              20357
              7/31/99                19389              19722
              8/31/99                19288              19624
              9/30/99                18756              19086
             10/31/99                19931              20294
             11/30/99                20323              20707
             12/31/99                21517              21926
              1/31/00                20434              20825
              2/29/00                20040              20431
              3/31/00                22003              22429
              4/30/00                21335              21754
              5/31/00                20890              21308
              6/30/00                21396              21835
              7/31/00                21072              21494
              8/31/00                22367              22829
              9/30/00                21183              21624
             10/31/00                21082              21533
             11/30/00                19412              19836
             12/31/00                19506              19933
              1/31/01                20183              20641
              2/28/01                18337              18758
              3/31/01                17178              17569
              4/30/01                18501              18934
              5/31/01                18614              19061
              6/30/01                18163              18598


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal value change, and when you sell your shares they may be worth less than what you paid for them. Past performance doesn't indicate future results.

1 Portfolio returns reflect expense reductions by the portfolio's investment adviser (CSIM) and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Source: Morningstar, Inc. As of 6/30/01, there were 1,760 annuity sub-accounts in the Large-Blend Annuity category that had track records of at least six months and 1,690 annuity sub-accounts with track records of at least one year.

3 Not annualized.

Portfolio Facts

Top Ten Holdings 1  as of 6/30/01

1      General Electric Co.                    4.3%
---------------------------------------------------
2      Microsoft Corp.                         3.5%
---------------------------------------------------
3      Exxon Mobil Corp.                       2.7%
---------------------------------------------------
4      Citigroup, Inc.                         2.4%
---------------------------------------------------
5      Pfizer, Inc.                            2.3%
---------------------------------------------------
6      AOL Time Warner, Inc.                   2.1%
---------------------------------------------------
7      Walmart Stores, Inc.                    2.0%
---------------------------------------------------
8      American International Group, Inc.      1.8%
---------------------------------------------------
9      International Business Machines Corp.   1.8%
---------------------------------------------------
10     Intel Corp.                             1.8%
---------------------------------------------------
 Total percentage of investments              24.7%

Statistics as of 6/30/01

                                          Peer Group
                              Fund        Average 2
---------------------------------------------------
Median Market Cap ($ Mil)     $65,372     $46,656
---------------------------------------------------
Price/Earnings (P/E) Ratio       29.7        28.3
---------------------------------------------------
Price/Book (P/B) Ratio            6.4         6.1
---------------------------------------------------
Income Ratio                      0.99        0.8
---------------------------------------------------
Portfolio Turnover Rate           10%         43%
---------------------------------------------------
Three-Year Beta                  1.00        1.00
---------------------------------------------------

Expense Ratio as of 6/30/01

[BAR CHART]

Portfolio       0.28%

Peer Group
Average         0.71%


 Index Composition by Industry


These charts show the size of the ten largest industries in the S&P 500(R) Index. As the charts show, the total portion represented by these industries has varied over the past five years.

As of 6/30/01
--------------------------------------

[PIE CHART]

1.      12.6%   Drugs & Medicine
2.      10.9%   Business Machines
3.       7.4%   Miscellaneous Finance
4.       6.4%   Retail
5.       6.4%   Banks
6.       6.3%   Electronics
7.       5.8%   Producer Goods
8.       5.5%   Telephone
9.       4.9%   Media
10.      4.7%   International Oil
        29.1%   Other

As of 6/30/00
--------------------------------------

[PIE CHART]

1.      16.8%   Business Machines
2.      13.2%   Electronics
3.      11.7%   Drugs & Medicine
4.       6.4%   Telephone
5.       5.7%   Retail
6.       5.5%   Miscellaneous Finance
7.       5.3%   Producer Goods
8.       4.6%   Business Services
9.       4.3%   Banks
10.      3.9%   International Oil
        22.6%   Other


As of 6/30/01
--------------------------------------

[PIE CHART]

1.      10.4%   Drugs & Medicine
2.       8.0%   Telephone
3.       7.0%   Banks
4.       6.7%   Food & Agriculture
5.       6.6%   International Oil
6.       5.7%   Business Machines
7.       5.7%   Producer Goods
8.       5.1%   Retail
9.       4.6%   Electronics
10.      4.2%   Energy & Utilities
        36.0%   Other

1 This list is not a recommendation of any security by the adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 6/30/01, there were 1,858 annuity sub-accounts in the Large-Blend Annuity category.

3 Guaranteed by Schwab and the investment adviser through 4/30/02.

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK -- 97.4%                                OF SHARES    (000s)
            ------------------------------------------------------------------------
            AEROSPACE / DEFENSE -- 1.4%
            B.F. Goodrich Co. ..........................         1,200        $   46
            Boeing Co. .................................         9,696           539
            Crane Co. ..................................           700            22
            General Dynamics Corp. .....................         2,200           171
            Lockheed Martin Corp. ......................         4,900           182
            Northrop Grumman Corp. .....................         1,000            80
            Raytheon Co. ...............................         3,800           101
            Rockwell International Corp. ...............         1,900            72
            Textron, Inc. ..............................         1,600            88
            TRW, Inc. ..................................         1,400            57
            United Technologies Corp. ..................         5,200           381
                                                                              ------
                                                                               1,739
                                                                              ------
            AIR TRANSPORTATION -- 0.3%
            AMR Corp.+ .................................         1,700            61
            Delta Air Lines, Inc. ......................         1,400            62
            FedEx Corp.+ ...............................         3,320           133
            Southwest Airlines Co. .....................         8,418           156
            U.S. Airways Group, Inc.+ ..................           700            17
                                                                              ------
                                                                                 429
                                                                              ------
            ALCOHOLIC BEVERAGES -- 0.4%
            Adolph Coors Co., Class B ..................           400            20
            Anheuser-Busch Cos., Inc. ..................        10,100           416
            Brown-Forman Corp., Class B ................           800            51
                                                                              ------
                                                                                 487
                                                                              ------
            APPAREL -- 0.2%
            Liz Claiborne, Inc. ........................           600            30
            Nike, Inc., Class B ........................         3,000           126
            Reebok International Ltd. ..................           600            19
            VF Corp. ...................................         1,200            44
                                                                              ------
                                                                                 219
                                                                              ------
            AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 1.2%
            Cooper Tire & Rubber Co. ...................           700            10
            Cummins, Inc. ..............................           500            19
            Dana Corp. .................................         1,578            37
            Danaher Corp. ..............................         1,600            90
            Delphi Automotive Systems Corp. ............         6,163            98
            Eaton Corp. ................................           700            49
            Ford Motor Co. .............................        20,452           502
            General Motors Corp. .......................         6,100           393
            Genuine Parts Co. ..........................         1,800            57
            Goodyear Tire & Rubber Co. .................         1,600            45


8
===

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000s)
            ------------------------------------------------------------------------
            AUTOMOTIVE PRODUCTS / MOTOR VEHICLES (CONTINUED)
            Harley-Davidson, Inc. ..........................     3,400        $  160
            Navistar International Corp.+ ..................       600            17
            Visteon Corp. ..................................     1,584            29
                                                                              ------
                                                                               1,506
                                                                              ------
            BANKS -- 6.5%
            AmSouth Bancorp ................................     3,950            73
            Bank of America Corp. ..........................    18,012         1,081
            Bank of New York Co., Inc. .....................     8,100           389
            Bank One Corp. .................................    13,106           469
            BB&T Corp. .....................................     4,400           161
            Comerica, Inc. .................................     1,950           112
            Fifth Third Bancorp ............................     6,605           397
            First Union Corp. ..............................    10,944           382
            FleetBoston Financial Corp. ....................    12,091           477
            Golden West Financial Corp. ....................     1,700           109
            Huntington Bancshares, Inc. ....................     2,656            43
            J.P. Morgan Chase & Co. ........................    22,210           991
            KeyCorp, Inc. ..................................     4,800           125
            Mellon Financial Corp. .........................     5,400           248
            National City Corp. ............................     6,800           209
            Northern Trust Corp. ...........................     2,400           150
            PNC Financial Services Group ...................     3,400           224
            Providian Financial Corp. ......................     3,100           184
            Regions Financial Corp. ........................     2,600            83
            SouthTrust Corp. ...............................     4,000           104
            State Street Corp. .............................     3,800           188
            SunTrust Banks, Inc. ...........................     3,200           207
            Synovus Financial Corp. ........................     3,200           100
            U.S. Bancorp ...................................    21,230           484
            Union Planters Corp. ...........................     1,600            70
            Wachovia Corp. .................................     2,300           164
            Wells Fargo & Co. ..............................    19,299           896
            Zions Bancorp ..................................     1,000            59
                                                                              ------
                                                                               8,179
                                                                              ------
            BUSINESS MACHINES & SOFTWARE -- 10.5%
            Adobe Systems, Inc. ............................     2,600           122
            Apple Computer, Inc.+ ..........................     3,800            88
            Autodesk, Inc. .................................       600            22
            BMC Software, Inc.+ ............................     2,600            59
            Cabletron Systems, Inc.+ .......................     1,900            43
            Cisco Systems, Inc.+ ...........................    81,400         1,481


                                                                               9
                                                                             ===

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000s)
            ------------------------------------------------------------------------
            BUSINESS MACHINES & SOFTWARE (CONTINUED)
            Compaq Computer Corp. .....................         18,470       $   286
            Compuware Corp.+ ..........................          3,900            55
            Comverse Technology, Inc.+ ................          2,100           120
            Dell Computer Corp.+ ......................         29,100           761
            EMC Corp.+ ................................         24,512           712
            Gateway, Inc.+ ............................          3,300            54
            Hewlett-Packard Co. .......................         21,700           621
            International Business Machines Corp. .....         19,600         2,215
            Lexmark International Group, Inc., Class A+          1,400            94
            Microsoft Corp.+ ..........................         60,100         4,387
            NCR Corp.+ ................................          1,000            47
            Network Appliance, Inc.+ ..................          3,600            49
            Novell, Inc.+ .............................          3,200            18
            Novellus Systems, Inc.+ ...................          1,500            85
            Oracle Corp.+ .............................         62,300         1,185
            Pitney Bowes, Inc. ........................          2,800           118
            Sun Microsystems, Inc.+ ...................         36,400           572
            Unisys Corp.+ .............................          3,400            50
            Xerox Corp. ...............................          7,100            68
                                                                             -------
                                                                              13,312
                                                                             -------
            BUSINESS SERVICES -- 4.6%
            Allied Waste Industries, Inc.+ ............          2,300            43
            Automatic Data Processing, Inc. ...........          7,000           348
            BroadVision, Inc.+ ........................          2,774            14
            Cendant Corp.+ ............................          9,702           189
            Cintas Corp. ..............................          1,792            83
            Citrix Systems, Inc.+ .....................          2,100            73
            Computer Associates International, Inc. ...          6,500           234
            Computer Sciences Corp.+ ..................          1,900            66
            Concord EFS, Inc.+ ........................          2,600           135
            Convergys Corp.+ ..........................          1,854            56
            Deluxe Corp. ..............................            800            23
            Ecolab, Inc. ..............................          1,300            53
            Electronic Data Systems Corp. .............          5,300           331
            Equifax, Inc. .............................          1,600            59
            First Data Corp. ..........................          4,400           283
            Fiserv, Inc.+ .............................          1,300            83
            Fluor Corp. ...............................            900            41
            H&R Block, Inc. ...........................          1,000            65
            IMS Health, Inc. ..........................          3,200            91
            Interpublic Group of Cos., Inc. ...........          4,200           123


10
===

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            BUSINESS SERVICES (CONTINUED)
            Intuit, Inc.+ ...................                    2,420        $   97
            Mercury Interactive Corp.+ ......                      900            54
            National Service Industries, Inc.                      400             9
            Nortel Networks Corp. ...........                   35,573           323
            Omnicom Group, Inc. .............                    2,200           189
            Parametric Technology Corp.+ ....                    2,700            38
            Paychex, Inc. ...................                    4,250           170
            PeopleSoft, Inc.+ ...............                    3,300           162
            Qlogic Corp.+ ...................                    1,195            77
            Robert Half International, Inc.+                     1,900            47
            Sapient Corp.+ ..................                    1,800            18
            Siebel Systems, Inc.+ ...........                    5,300           249
            TMP Worldwide, Inc.+ ............                    1,144            69
            Tyco International Ltd. .........                   21,719         1,184
            VERITAS Software Corp.+ .........                    4,700           313
            Vitesse Semiconductor Corp.+ ....                    2,169            46
            Waste Management, Inc. ..........                    6,957           214
            Yahoo!, Inc.+ ...................                    6,400           128
                                                                              ------
                                                                               5,780
                                                                              ------
            CHEMICAL -- 1.1%
            Air Products & Chemicals, Inc. ..                    2,600           119
            Dow Chemical Co. ................                    9,955           331
            E.I. du Pont de Nemours & Co. ...                   11,654           562
            Eastman Chemical Co. ............                      800            38
            Great Lakes Chemical Corp. ......                      500            15
            Hercules, Inc. ..................                    1,100            12
            PPG Industries, Inc. ............                    1,900           100
            Praxair, Inc. ...................                    1,900            89
            Rohm & Haas Co. .................                    2,405            79
            Sigma-Aldrich Corp. .............                    1,000            39
                                                                              ------
                                                                               1,384
                                                                              ------
            CONSTRUCTION -- 0.3%
            Centex Corp. ....................                      600            24
            KB Home Corp. ...................                      500            15
            Masco Corp. .....................                    5,400           135
            Pulte Corp. .....................                      500            21
            Sherwin-Williams Co. ............                    1,600            36
            The Stanley Works ...............                      900            38
            Vulcan Materials Co. ............                    1,100            59
                                                                              ------
                                                                                 328
                                                                              ------


                                                                              11
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            CONSUMER - DURABLE -- 0.1%
            Black & Decker Corp. ............                      900        $   36
            Leggett & Platt, Inc. ...........                    2,000            44
            Maytag Corp. ....................                      800            23
            Whirlpool Corp. .................                      700            44
                                                                              ------
                                                                                 147
                                                                              ------
            CONSUMER - NONDURABLE -- 0.7%
            American Greetings Corp., Class A                      700             8
            Darden Restaurants, Inc. ........                    1,300            36
            Fortune Brands, Inc. ............                    1,600            61
            Hasbro, Inc. ....................                    1,825            26
            Mattel, Inc. ....................                    4,500            85
            McDonald's Corp. ................                   14,300           387
            Newell Rubbermaid, Inc. .........                    2,924            73
            Starbucks Corp.+ ................                    4,260            98
            Tricon Global Restaurants, Inc.+                     1,700            75
            Tupperware Corp. ................                      700            16
            Wendy's International, Inc. .....                    1,100            28
                                                                              ------
                                                                                 893
                                                                              ------
            CONTAINERS -- 0.1%
            Ball Corp. ......................                      300            14
            Bemis Co., Inc. .................                      500            20
            Pactiv Corp.+ ...................                    1,700            23
            Sealed Air Corp.+ ...............                      814            30
                                                                              ------
                                                                                  87
                                                                              ------
            ELECTRONICS -- 5.7%
            ADC Telecommunications, Inc.+ ...                    8,200            54
            Advanced Micro Devices, Inc.+ ...                    3,800           110
            Altera Corp.+ ...................                    4,380           127
            American Power Conversion Corp.+                     1,925            30
            Analog Devices, Inc.+ ...........                    4,000           173
            Andrew Corp.+ ...................                      850            16
            Applied Materials, Inc.+ ........                    9,200           452
            Broadcom Corp., Class A+ ........                    3,000           128
            Conexant Systems, Inc.+ .........                    2,600            23
            Intel Corp. .....................                   75,100         2,197
            ITT Industries, Inc. ............                      900            40
            JDS Uniphase Corp.+ .............                   14,655           183
            KLA-Tencor Corp.+ ...............                    2,000           117
            Linear Technology Corp. .........                    3,600           159
            LSI Logic Corp.+ ................                    3,900            73
            Lucent Technologies, Inc. .......                   37,195           231
            Maxim Integrated Products, Inc.+                     3,800           168


12
======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            ELECTRONICS (CONTINUED)
            Micron Technology, Inc. .............                6,700        $  275
            Molex, Inc. .........................                2,100            77
            Motorola, Inc. ......................               24,505           406
            National Semiconductor Corp.+ .......                2,000            58
            Nextel Communications, Inc., Class A+                8,600           150
            PerkinElmer, Inc. ...................                1,000            28
            Power-One, Inc.+ ....................                  800            13
            Qualcomm, Inc.+ .....................                8,500           497
            Sanmina Corp.+ ......................                3,800            89
            Scientific-Atlanta, Inc. ............                1,800            73
            Solectron Corp.+ ....................                7,500           137
            Symbol Technologies, Inc. ...........                2,352            52
            Tektronix, Inc.+ ....................                1,100            30
            Tellabs, Inc.+ ......................                4,500            87
            Teradyne, Inc.+ .....................                1,900            63
            Texas Instruments, Inc. .............               19,400           611
            Thermo Electron Corp.+ ..............                2,000            44
            Thomas & Betts Corp. ................                  600            13
            Xilinx, Inc.+ .......................                3,800           157
                                                                              ------
                                                                               7,141
                                                                              ------
            ENERGY - RAW MATERIALS -- 1.0%
            Anadarko Petroleum Corp. ............                2,737           148
            Apache Corp. ........................                1,300            66
            Baker Hughes, Inc. ..................                3,680           123
            Burlington Resources, Inc. ..........                2,452            98
            Devon Energy Corp. ..................                1,600            84
            EOG Resources, Inc. .................                1,207            43
            Halliburton Co. .....................                4,800           171
            McDermott International, Inc.+ ......                1,200            14
            Nabors Industries, Inc.+ ............                1,600            60
            Noble Drilling Corp.+ ...............                1,400            46
            Occidental Petroleum Corp. ..........                4,000           106
            Rowan Cos., Inc.+ ...................                1,100            24
            Schlumberger Ltd. ...................                6,300           332
                                                                              ------
                                                                               1,315
                                                                              ------
            FOOD & AGRICULTURE -- 3.2%
            Archer-Daniels-Midland Co. ..........                6,748            88
            Campbell Soup Co. ...................                4,600           118
            Coca-Cola Co. .......................               27,800         1,251
            Coca-Cola Enterprises, Inc. .........                4,700            77
            ConAgra, Inc. .......................                5,900           117
            General Mills, Inc. .................                3,100           136
            H.J. Heinz Co. ......................                4,000           164


                                                                              13
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            FOOD & AGRICULTURE (CONTINUED)
            Hershey Foods Corp. ..................               1,500        $   93
            Kellogg Co. ..........................               4,400           128
            The Pepsi Bottling Group, Inc. .......               1,551            62
            PepsiCo, Inc. ........................              16,300           720
            Quaker Oats Co. ......................               1,600           146
            Ralston Purina Group .................               3,400           102
            Sara Lee Corp. .......................               8,600           163
            Supervalu, Inc. ......................               1,400            25
            Sysco Corp. ..........................               7,600           206
            Unilever NV - Sponsored ADR ..........               6,467           385
            Wm. Wrigley Jr. Co. ..................               2,400           112
                                                                              ------
                                                                               4,093
                                                                              ------
            GOLD -- 0.1%
            Barrick Gold Corp. ...................               4,200            64
            Homestake Mining Co. .................               2,800            22
            Newmont Mining Corp. .................               2,086            39
            Placer Dome, Inc. ....................               3,300            32
                                                                              ------
                                                                                 157
                                                                              ------
            HEALTHCARE / DRUGS & MEDICINE -- 12.4%
            Abbott Laboratories ..................              17,300           831
            Aetna, Inc.+ .........................               1,400            36
            Allergan, Inc. .......................               1,400           120
            American Home Products Corp. .........              14,600           853
            Amgen, Inc.+ .........................              11,700           710
            Applera Corp.-Applied Biosystems Group               2,400            64
            Bausch & Lomb, Inc. ..................                 600            22
            Baxter International, Inc. ...........               6,700           328
            Becton, Dickinson & Co. ..............               2,900           104
            Biogen, Inc.+ ........................               1,600            87
            Biomet, Inc. .........................               1,950            94
            Boston Scientific Corp.+ .............               4,300            73
            Bristol-Myers Squibb Co. .............              21,700         1,135
            C.R. Bard, Inc. ......................                 500            28
            Cardinal Health, Inc. ................               5,175           357
            Chiron Corp.+ ........................               2,100           107
            Eli Lilly & Co. ......................              12,600           932
            Forest Laboratories, Inc., Class A+ ..               2,100           149
            Guidant Corp.+ .......................               3,400           122
            HCA, Inc. ............................               6,100           276
            HealthSouth Corp.+ ...................               4,100            65
            Humana, Inc.+ ........................               1,800            18
            Johnson & Johnson ....................              33,848         1,692


14
======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            HEALTHCARE / DRUGS & MEDICINE (CONTINUED)
            King Pharmaceuticals, Inc.+ .............            2,000       $   108
            Manor Care, Inc.+ .......................            1,100            35
            McKesson HBOC, Inc. .....................            3,306           123
            Medimmune, Inc.+ ........................            2,300           109
            Medtronic, Inc. .........................           13,700           630
            Merck & Co., Inc. .......................           25,600         1,636
            Pfizer, Inc. ............................           70,500         2,824
            Pharmacia Corp. .........................           14,507           667
            Quintiles Transnational Corp.+ ..........            1,200            30
            Schering-Plough Corp. ...................           16,200           587
            St. Jude Medical, Inc.+ .................            1,000            60
            Stryker Corp. ...........................            2,135           117
            Tenet Healthcare Corp.+ .................            3,600           186
            UnitedHealth Group, Inc. ................            3,600           222
            Watson Pharmaceuticals, Inc.+ ...........            1,300            80
            Wellpoint Health Networks, Inc.+ ........              700            66
                                                                             -------
                                                                              15,683
                                                                             -------
            HOUSEHOLD PRODUCTS -- 1.5%
            Alberto-Culver Co., Class B .............              600            25
            Avon Products, Inc. .....................            2,700           125
            Clorox Co. ..............................            2,600            88
            Colgate-Palmolive Co. ...................            6,300           372
            Gillette Co. ............................           11,700           339
            International Flavors & Fragrances, Inc.             1,000            25
            Procter & Gamble Co. ....................           14,500           925
                                                                             -------
                                                                               1,899
                                                                             -------
            INSURANCE -- 4.4%
            AFLAC, Inc. .............................            5,800           183
            Allstate Corp. ..........................            8,000           352
            AMBAC Financial Group, Inc. .............            1,092            64
            American General Corp. ..................            5,620           261
            American International Group, Inc. ......           25,995         2,236
            AON Corp. ...............................            2,850           100
            Chubb Corp. .............................            2,100           163
            CIGNA Corp. .............................            1,800           172
            Cincinnati Financial Corp. ..............            1,900            75
            Conseco, Inc.+ ..........................            3,441            47
            Hartford Financial Services Group, Inc. .            2,600           178
            Jefferson-Pilot Corp. ...................            1,650            80
            John Hancock Financial Services, Inc.+ ..            3,421           138
            Lincoln National Corp. ..................            2,300           119


                                                                              15
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            INSURANCE (CONTINUED)
            Loew's Corp. ...........................             2,300        $  148
            Marsh & McLennan Cos., Inc. ............             3,200           323
            MBIA, Inc. .............................             1,650            92
            Metlife, Inc.+ .........................             8,367           259
            MGIC Investment Corp. ..................             1,200            87
            Progressive Corp. ......................               800           108
            SAFECO Corp. ...........................             1,300            38
            St. Paul Cos., Inc. ....................             2,438           124
            Torchmark Corp. ........................             1,300            52
            UnumProvident Corp. ....................             2,676            86
                                                                              ------
                                                                               5,485
                                                                              ------
            MEDIA -- 4.7%
            AOL Time Warner, Inc.+ .................            49,350         2,616
            Clear Channel Communications, Inc.+ ....             6,476           406
            Comcast Corp., Special Class A+ ........            10,600           460
            Dow Jones & Co., Inc. ..................               900            54
            Gannett Co., Inc. ......................             3,000           198
            Knight-Ridder, Inc. ....................               800            47
            McGraw-Hill Cos., Inc. .................             2,200           146
            Meredith Corp. .........................               500            18
            New York Times Co., Class A ............             1,800            76
            R.R. Donnelley & Sons Co. ..............             1,200            36
            Tribune Co. ............................             3,300           132
            Univision Communications, Inc., Class A+             2,195            94
            Viacom, Inc., Class B+ .................            19,881         1,029
            The Walt Disney Co. ....................            23,300           673
                                                                              ------
                                                                               5,985
                                                                              ------
            MISCELLANEOUS -- 0.3%
            Agilent Technologies, Inc.+ ............             5,037           164
            Palm, Inc.+ ............................             5,991            36
            Sabre Holdings Corp.+ ..................             1,383            69
            XCEL Energy, Inc. ......................             3,905           111
                                                                              ------
                                                                                 380
                                                                              ------
            MISCELLANEOUS FINANCE -- 6.9%
            American Express Co. ...................            14,800           574
            Bear Stearns Cos., Inc. ................             1,112            66
            Capital One Financial Corp. ............             2,400           144
            Charles Schwab Corp. ...................            15,542           238
            Charter One Financial, Inc. ............             2,205            70
            Citigroup, Inc. ........................            56,136         2,966


16
======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            MISCELLANEOUS FINANCE (CONTINUED)
            Countrywide Credit Industries, Inc. ..........       1,300        $   60
            Fannie Mae ...................................      11,300           962
            Franklin Resources, Inc. .....................       2,900           133
            Freddie Mac ..................................       7,800           546
            Household International, Inc. ................       5,219           348
            Lehman Brothers Holdings, Inc. ...............       2,700           210
            MBNA Corp. ...................................       9,562           315
            Merrill Lynch & Co., Inc. ....................       9,500           563
            Moody's Corp. ................................       1,900            64
            Morgan Stanley Dean Witter & Co. .............      12,450           800
            Stilwell Financial, Inc. .....................       2,400            81
            T. Rowe Price Group, Inc. ....................       1,300            49
            USA Education, Inc. ..........................       1,800           131
            Washington Mutual, Inc. ......................       9,824           369
                                                                              ------
                                                                               8,689
                                                                              ------
            NON-FERROUS METALS -- 0.5%
            Alcan Aluminum Ltd. ..........................       3,600           151
            Alcoa, Inc. ..................................       9,772           385
            Engelhard Corp. ..............................       1,400            36
            Freeport-McMoRan Copper & Gold, Inc., Class B+       1,600            18
            Inco Ltd.+ ...................................       1,900            33
            Phelps Dodge Corp. ...........................         815            34
                                                                              ------
                                                                                 657
                                                                              ------
            OIL - DOMESTIC -- 0.8%
            Amerada Hess Corp. ...........................       1,000            81
            Ashland, Inc. ................................         700            28
            Conoco, Inc., Class B ........................       7,000           202
            Kerr-McGee Corp. .............................       1,084            72
            Phillips Petroleum Co. .......................       2,800           160
            Sunoco, Inc. .................................       1,000            37
            Tosco Corp. ..................................       1,800            79
            Transocean Sedco Forex, Inc. .................       3,584           148
            Unocal Corp. .................................       2,700            92
            USX-Marathon Group, Inc. .....................       3,400           100
                                                                              ------
                                                                                 999
                                                                              ------
            OIL - INTERNATIONAL -- 4.6%
            Chevron Corp. ................................       7,100           643
            Exxon Mobil Corp. ............................      38,425         3,356
            Royal Dutch Petroleum Co. - Sponsored ADR ....      24,000         1,398
            Texaco, Inc. .................................       6,115           407
                                                                              ------
                                                                               5,804
                                                                              ------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

                                                                  NUMBER      VALUE
            COMMON STOCK (CONTINUED)                             OF SHARES    (000S)
            ------------------------------------------------------------------------
            OPTICAL & PHOTO -- 0.1%
            Eastman Kodak Co. ....................               3,200       $   149
                                                                             -------
            PAPER & FOREST PRODUCTS -- 0.7%
            Boise Cascade Corp. ..................                 500            18
            Georgia-Pacific Group ................               2,455            83
            International Paper Co. ..............               5,298           189
            Kimberly-Clark Corp. .................               5,900           330
            Louisiana-Pacific Corp. ..............               1,100            13
            Mead Corp. ...........................               1,000            27
            Potlatch Corp. .......................                 200             7
            Temple Inland, Inc. ..................                 600            32
            Westvaco Corp. .......................               1,000            24
            Weyerhaeuser Co. .....................               2,400           132
            Willamette Industries, Inc. ..........               1,200            59
                                                                             -------
                                                                                 914
                                                                             -------
            PRODUCER GOODS & MANUFACTURING -- 6.2%
            Applied Micro Circuits Corp.+ ........               3,082            53
            Avery Dennison Corp. .................               1,300            66
            Caterpillar, Inc. ....................               3,800           190
            Cooper Industries, Inc. ..............               1,200            48
            Corning, Inc. ........................              10,000           167
            Deere & Co. ..........................               2,500            95
            Dover Corp. ..........................               2,200            83
            Emerson Electric Co. .................               4,800           290
            FMC Corp.+ ...........................                 300            21
            General Electric Co. (b) .............             110,800         5,402
            Honeywell International, Inc. ........               9,037           316
            Illinois Tool Works, Inc. ............               3,600           228
            Ingersoll-Rand Co. ...................               1,700            70
            Jabil Circuit, Inc.+ .................               2,027            63
            Johnson Controls, Inc. ...............               1,000            72
            Millipore Corp. ......................                 600            37
            Minnesota Mining & Manufacturing Co. .               4,500           513
            Pall Corp. ...........................               1,200            28
            Parker-Hannifin Corp. ................               1,250            53
            Snap-On, Inc. ........................                 600            14
            The Timken Co. .......................                 600            10
            W.W. Grainger, Inc. ..................               1,100            45
                                                                             -------
                                                                               7,864
                                                                             -------

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                                  NUMBER            VALUE
            COMMON STOCK (CONTINUED)                                             OF SHARES          (000S)
            ------------------------------------------------------------------------------------------------
            RAILROAD & SHIPPING -- 0.4%
            Burlington Northern Santa Fe Corp. ......................              4,300         $       130
            CSX Corp. ...............................................              2,500                  91
            Norfolk Southern Corp. ..................................              4,100                  85
            Union Pacific Corp. .....................................              2,700                 148
                                                                                                 -----------
                                                                                                         454
                                                                                                 -----------
            RETAIL -- 6.1%
            Albertson's, Inc. .......................................              4,475                 134
            AutoZone, Inc.+ .........................................              1,200                  45
            Bed, Bath & Beyond, Inc.+ ...............................              3,300                 103
            Best Buy Co., Inc.+ .....................................              2,500                 159
            Big Lots, Inc.+ .........................................              1,000                  14
            Circuit City Stores-Circuit City Group ..................              2,000                  36
            Costco Wholesale Corp.+ .................................              5,100                 210
            CVS Corp. ...............................................              4,500                 174
            Dillards, Inc., Class A .................................                800                  12
            Dollar General Corp. ....................................              3,563                  69
            Federated Department Stores, Inc.+ ......................              2,200                  94
            Gap, Inc. ...............................................              9,562                 277
            Home Depot, Inc. ........................................             26,200               1,220
            J.C. Penney Co., Inc. ...................................              2,800                  74
            Kmart Corp.+ ............................................              5,000                  57
            Kohl's Corp.+ ...........................................              3,800                 238
            Kroger Co.+ .............................................              9,100                 228
            Limited, Inc. ...........................................              4,500                  74
            Longs Drug Stores, Inc. .................................                166                   4
            Lowe's Cos., Inc. .......................................              4,400                 319
            May Department Stores Co. ...............................              3,250                 111
            Nordstrom, Inc. .........................................              1,300                  24
            Office Depot, Inc.+ .....................................              3,400                  35
            RadioShack Corp. ........................................              1,900                  58
            Safeway, Inc.+ ..........................................              5,700                 274
            Sears, Roebuck & Co. ....................................              3,700                 157
            Staples, Inc.+ ..........................................              4,800                  77
            Target Corp. ............................................             10,100                 349
            Tiffany & Co., Inc ......................................              1,600                  58
            TJX Cos., Inc. ..........................................              3,000                  96
            Toys `R' Us, Inc.+ ......................................              2,000                  50
            Wal-Mart Stores, Inc. ...................................             50,000               2,440
            Walgreen Co. ............................................             11,400                 389
            Winn-Dixie Stores, Inc. .................................              1,500                  39
                                                                                                 -----------
                                                                                                       7,698
                                                                                                 -----------


                                                                            19
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                                  NUMBER            VALUE
            COMMON STOCK (CONTINUED)                                             OF SHARES          (000S)
            ------------------------------------------------------------------------------------------------
            STEEL -- 0.1%
            Allegheny Technologies, Inc. ............................              1,050         $        19
            Nucor Corp. .............................................                800                  39
            USX-U.S. Steel Group, Inc. ..............................                900                  18
            Worthington Industries, Inc. ............................                900                  12
                                                                                                 -----------
                                                                                                          88
                                                                                                 -----------
            TELEPHONE -- 5.3%
            Alltel Corp. ............................................              3,400                 208
            AT&T Corp. ..............................................             38,450                 846
            Avaya, Inc.+ ............................................              2,832                  39
            BellSouth Corp. .........................................             21,000                 846
            CenturyTel, Inc. ........................................              1,500                  45
            Citizens Communications Co.+ ............................              2,818                  34
            Global Crossing Ltd.+ ...................................              9,485                  82
            Qwest Communications International, Inc.+ ...............             18,616                 593
            SBC Communications, Inc. ................................             37,510               1,503
            Sprint Corp. (FON Group) ................................              9,700                 207
            Sprint Corp. (PCS Group)+ ...............................             10,200                 246
            Verizon Communications, Inc.+ ...........................             30,350               1,624
            Worldcom, Inc.-WorldCom Group+ ..........................             32,245                 458
                                                                                                 -----------
                                                                                                       6,731
                                                                                                 -----------
            TOBACCO -- 1.0%
            Philip Morris Cos., Inc. ................................             24,600               1,248
            UST, Inc. ...............................................              1,800                  52
                                                                                                 -----------
                                                                                                       1,300
                                                                                                 -----------
            TRAVEL & RECREATION -- 0.4%
            Brunswick Corp. .........................................                800                  19
            Carnival Corp. ..........................................              6,400                 196
            Harrah's Entertainment, Inc.+ ...........................              1,300                  46
            Hilton Hotels Corp. .....................................              3,900                  45
            Marriott International, Inc., Class A ...................              2,600                 123
            Starwood Hotels & Resorts Worldwide, Inc. ...............              2,300                  86
                                                                                                 -----------
                                                                                                         515
                                                                                                 -----------
            TRUCKING & FREIGHT -- 0.1%
            PACCAR, Inc. ............................................                800                  41
            Ryder Systems, Inc. .....................................                700                  14
                                                                                                 -----------
                                                                                                          55
                                                                                                 -----------
            UTILITIES - ELECTRIC & GAS -- 3.5%
            AES Corp.+ ..............................................              6,000                 258
            Allegheny Energy, Inc. ..................................              1,351                  65
            Ameren Corp. ............................................              1,400                  60
            American Electric Power Co., Inc. .......................              3,560                 164


  20
======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                                  NUMBER            VALUE
            COMMON STOCK (CONTINUED)                                             OF SHARES          (000S)
            ------------------------------------------------------------------------------------------------
            UTILITIES - ELECTRIC & GAS (CONTINUED)
            Calpine Corp.+ ..........................................              3,400         $       129
            Cinergy Corp. ...........................................              1,700                  59
            CMS Energy Corp. ........................................              1,400                  39
            Consolidated Edison, Inc. ...............................              2,300                  92
            Constellation Energy Group, Inc. ........................              1,800                  77
            Dominion Resources, Inc. ................................              2,780                 167
            DTE Energy Co. ..........................................              1,900                  88
            Duke Energy Corp. .......................................              8,634                 337
            Dynegy, Inc., Class A ...................................              3,800                 177
            Edison International ....................................              3,400                  38
            El Paso Corp. ...........................................              5,729                 301
            Enron Corp. .............................................              8,200                 402
            Entergy Corp. ...........................................              2,500                  96
            Exelon Corp. ............................................              3,675                 236
            FirstEnergy Corp. .......................................              2,500                  80
            FPL Group, Inc. .........................................              1,900                 114
            GPU, Inc. ...............................................              1,200                  42
            KeySpan Corp. ...........................................              1,400                  51
            Kinder Morgan, Inc. .....................................              1,190                  60
            Mirant Corp.+ ...........................................              3,902                 134
            Niagara Mohawk Holdings, Inc.+ ..........................              1,900                  34
            NICOR, Inc. .............................................                400                  16
            NiSource, Inc. ..........................................              2,246                  61
            ONEOK, Inc. .............................................                800                  16
            Peoples Energy Corp. ....................................                300                  12
            PG&E Corp. ..............................................              4,100                  46
            Pinnacle West Capital Corp. .............................                900                  43
            PPL Corp. ...............................................              1,600                  88
            Progress Energy, Inc. ...................................              2,302                 103
            Public Service Enterprise Group, Inc. ...................              2,300                 112
            Reliant Energy, Inc. ....................................              3,350                 108
            Sempra Energy ...........................................              2,241                  61
            Southern Co. ............................................              7,600                 177
            TXU Corp. ...............................................              2,922                 141
            Williams Cos., Inc. .....................................              5,300                 175
                                                                                                 -----------
                                                                                                       4,459
                                                                                                 -----------
            TOTAL COMMON STOCK
              (Cost $108,261) .......................................                                123,004
                                                                                                 -----------


                                                                            21
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


                                                                                NUMBER            VALUE
            SHORT-TERM INVESTMENT -- 1.4%                                     OF SHARES           (000S)
            ------------------------------------------------------------------------------------------------
            Provident Institutional TempFund, 4.59%* ................          1,813,835         $     1,814
                                                                                                 -----------
            TOTAL SHORT-TERM INVESTMENT
              (Cost $1,814) .........................................                                  1,814
                                                                                                 -----------

                                                                              PAR
            U.S. TREASURY OBLIGATIONS -- 0.1%                                (000S)
            ------------------------------------------------------------------------------------------------
            U.S. Treasury Bill(a)(b)
              3.38%-3.43%, 09/20/01 .................................        $ 150                 149
                                                                                           -----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $149) ...........................................                              149
                                                                                           -----------
            TOTAL INVESTMENTS -- 98.9%
              (Cost $110,224) .......................................                          124,967
                                                                                           -----------
            OTHER ASSETS AND LIABILITIES, NET -- 1.1%
            Other assets ............................................                            4,237
            Liabilities .............................................                           (2,904)
                                                                                           -----------
                                                                                                 1,333
                                                                                           -----------
            TOTAL NET ASSETS -- 100.0% ..............................                      $   126,300
                                                                                           ===========

            NOTES TO SCHEDULE OF INVESTMENTS

            + Non-income producing security.

            * Interest rate represents the yield on report date.

            ADR -- American Depositary Receipt.

            (a) Yields shown are effective yields at the time of purchase.

            (b) These securities, or a portion thereof, are being used to collateralize open futures contracts.




          See accompanying Notes
  22      to Financial Statements.
======

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 2001 (UNAUDITED)


ASSETS:
  Investments, at value (Including $2,269 of securities on loan; Cost: $110,224)        $ 124,967
  Cash held as collateral for securities on loan (see Note 6) ..................            2,320
  Receivables:
    Investments sold ...........................................................               46
    Fund shares sold ...........................................................            1,767
    Dividends ..................................................................               90
    Interest ...................................................................                8
    Securities lending income ..................................................                1
    Variation margin ...........................................................                5
                                                                                        ---------
     Total assets ..............................................................          129,204
                                                                                        ---------
LIABILITIES:
  Collateral held for securities on loan (see Note 6) ..........................            2,320
  Payables:
    Investments purchased ......................................................              535
    Fund shares redeemed .......................................................               13
    Investment advisory and administration fees ................................                2
  Accrued expenses .............................................................               34
                                                                                        ---------
     Total liabilities .........................................................            2,904
                                                                                        ---------
  Net assets applicable to outstanding shares ..................................        $ 126,300
                                                                                        =========
  NET ASSETS consist of
    Paid-in capital ............................................................        $ 112,280
    Undistributed net investment income ........................................            1,883
    Accumulated net realized loss on investments sold, foreign currency
         transactions and futures contracts ....................................           (2,574)
    Net unrealized appreciation on investments, foreign currency
         translation and futures contracts .....................................           14,711
                                                                                        ---------
                                                                                        $ 126,300
                                                                                        =========
  PRICING OF SHARES
    Outstanding shares, $0.00001 par value (unlimited shares authorized) .......            7,132
  NET ASSET VALUE, offering and redemption price per share .....................        $   17.71




                                              See accompanying Notes
                                              to Financial Statements.      23
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4) ...............................        $   725
  Interest ......................................................................             67
  Securities lending ............................................................              3
                                                                                         -------
   Total investment income ......................................................            795
                                                                                         -------
EXPENSES:
  Investment advisory and administration fees ...................................            122
  Custodian fees ................................................................             16
  Portfolio accounting fees .....................................................              8
  Professional fees .............................................................             12
  Registration fees .............................................................              1
  Shareholder reports ...........................................................             11
  Trustees' fees ................................................................             13
  Other expenses ................................................................             15
                                                                                         -------
                                                                                             198

Less: expenses reduced (see Note 4) .............................................            (27)
                                                                                         -------
   Net expenses incurred by fund ................................................            171
                                                                                         -------
NET INVESTMENT INCOME ...........................................................            624
                                                                                         -------
NET REALIZED LOSS ON INVESTMENTS, FOREIGN CURRENCY
   TRANSACTIONS AND FUTURES CONTRACTS:
   Net realized loss on investments sold and foreign currency transactions ......           (700)
   Net realized loss on futures contracts........................................           (337)
                                                                                         -------
     Net realized loss on investments sold, foreign currency transactions and
         futures contracts ......................................................         (1,007)
                                                                                         -------
CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS,
      FOREIGN CURRENCY TRANSLATION AND FUTURES CONTRACTS:
      Net unrealized depreciation on investments and foreign currency translation         (8,701)
      Net unrealized appreciation on futures contracts ..........................             60
                                                                                         -------
     Net unrealized depreciation on investments, foreign currency translation
        and futures contracts ...................................................         (8,641)
                                                                                         -------
Net loss on investments .........................................................         (9,648)
                                                                                         -------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................        $(9,024)
                                                                                         =======




          See accompanying Notes
  24      to Financial Statements.
======

SCHWAB S&P 500 PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                                      SIX MONTHS
                                                                         ENDED           YEAR ENDED
                                                                     JUNE 30, 2001      DECEMBER 31,
                                                                      (UNAUDITED)           2000
                                                                     -------------     ------------
OPERATIONS:
  Net investment income .......................................        $     624         $   1,260
  Net realized loss on investments sold, foreign currency
   transactions and futures contracts .........................           (1,007)             (994)
  Net unrealized depreciation on investments, foreign
   currency translation and futures contracts .................           (8,641)          (13,569)
                                                                       ---------         ---------
  Decrease in net assets resulting from operations ............           (9,024)          (13,303)
                                                                       ---------         ---------
DIVIDENDS AND DISTRIBUTIONS:
  Dividends to shareholders from net investment income ........               --            (1,241)
  Distributions to shareholders from net capital gains ........               --              (385)
                                                                       ---------         ---------
  Total dividends and distributions to shareholders ...........               --            (1,626)
                                                                       ---------         ---------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ...................................           19,648            40,799
  Net asset value of shares issued in reinvestment of dividends               --             1,626
  Less payments for shares redeemed ...........................           (9,878)          (31,862)
                                                                       ---------         ---------
  Increase in net assets from capital share transactions ......            9,770            10,563
                                                                       ---------         ---------
Total increase (decrease) in net assets .......................              746            (4,366)

NET ASSETS:
  Beginning of period .........................................          125,554           129,920
                                                                       ---------         ---------
  End of period (including undistributed net investment income
   of $1,883 and $1,259, respectively) ........................        $ 126,300         $ 125,554
                                                                       =========         =========
NUMBER OF FUND SHARES:
  Sold ........................................................            1,090             1,969
  Reinvested ..................................................               --                86
  Redeemed ....................................................             (560)           (1,564)
                                                                       ---------         ---------
  Net increase in shares outstanding ..........................              530               491

SHARES OUTSTANDING:
  Beginning of period .........................................            6,602             6,111
                                                                       ---------         ---------
  End of period ...............................................            7,132             6,602
                                                                       =========         =========




                                               See accompanying Notes
                                               to Financial Statements.     25
                                                                          ======

FINANCIAL HIGHLIGHTS
The figures for the current report period are unaudited.



                                                   1/1/01-       1/1/00-        1/1/99-      1/1/98-       1/1/97-       11/1/96 3
                                                   6/30/01      12/31/00        12/31/99     12/31/98      12/31/97     12/31/96
--------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               19.02         21.26         17.78         13.94         10.53         10.00
                                                   -----------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                               0.07          0.18          0.16          0.13          0.09          0.03
  Net realized and unrealized gains or losses        (1.38)        (2.17)         3.47          3.78          3.33          0.50
                                                   -----------------------------------------------------------------------------
  Total income or loss from investment
   operations                                        (1.31)        (1.99)         3.63          3.91          3.42          0.53
Less distributions:
  Dividends from net investment income                  --         (0.19)        (0.14)        (0.06)        (0.01)           --
  Distributions from net realized gains                 --         (0.06)        (0.01)        (0.01)           --            --
                                                   -----------------------------------------------------------------------------
  Total distributions                                   --         (0.25)        (0.15)        (0.07)        (0.01)           --
                                                   -----------------------------------------------------------------------------
Net asset value at end of period                     17.71         19.02         21.26         17.78         13.94         10.53
                                                   -----------------------------------------------------------------------------
Total return (%)                                   (6.89) 1        (9.34)        20.47         28.06         32.46          5.30 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                                  0.28 2         0.28 4        0.28          0.28          0.29          0.33 2
Expense reductions reflected in above ratio          0.05 2         0.02          0.06          0.27          0.64          2.78 2
Ratio of net investment income to
 average net assets                                  1.03 2         0.99          1.14          1.52          1.56          2.16 2
Portfolio turnover rate                                 2             10             7             7             4            --
Net assets, end of period ($ x 1,000,000)             126            126           130            84            37             6




1   Not annualized.

2   Annualized.

3   Commencement of operations.

4   Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.




          See accompanying Notes
  26      to Financial Statements.
======

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(ALL CURRENCY AMOUNTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.)


1. DESCRIPTION OF THE FUND

The Schwab S&P 500 Portfolio (the "fund") is a series of Schwab Annuity Portfolios (the "trust"), a diversified, no load, open-end management investment company organized as a Massachusetts business trust on January 21, 1994 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Foreign currency translation -- The accounting records of the fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in a foreign currencies are translated into U.S. dollars at the exchange rates on June 30, 2001. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

Futures contracts -- The fund may invest in futures contracts. The fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The fund will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the fund's statement of operations at any given time.

As of June 30, 2001, the fund had the following open futures contracts:

      Type of        Number of    Contract                    Unrealized
     Contract        Contracts     Value       Expiration    Depreciation
     --------        ---------     -----       ----------    ------------
   S&P 500 Index         4         $1,232       09/20/01        $(32)


                                                                            27
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)



The eligible securities on deposit with brokers available to cover margin requirements for open futures positions at June 30, 2001 was $149 for the Schwab S&P 500 Portfolio. The fund has segregated short-term investments and other securities for the remaining portion of the contract value.

Expenses -- Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at June 30, 2001 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at June 30, 2001 for the Schwab S&P 500 Portfolio is a follows:

             Federal      Net Unrealized       Appreciated       Depreciated
            Tax Cost       Appreciation        Securities        Securities
            --------       ------------        ----------        ----------
            $111,289          $13,646            $29,393          $(15,747)

At December 31, 2000 the unused capital loss carryforward, for Federal income tax purposes with expiration date was as follows:

                                                   Schwab S&P 500
               Capital Loss Expirations              Portfolio
               ------------------------              ---------
                      12/31/08                          $665

Reclassifications -- Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of June 30, 2001, there were no reclassifications.

Implementation of New Accounting Standards -- The fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the fund upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.20% on the first $500 million of average daily net assets, and 0.17% on such net assets over $500 million. The investment adviser has reduced its fee for the six months ended June 30, 2001 (see Note 4).

Officers and Trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser. For the six months ended June 30, 2001, the fund made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $13 related to the trust's unaffiliated trustees.

As of June 30, 2001, the Schwab S&P 500 Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $238.


                                                                            28
                                                                          ======

SCHWAB S&P 500 PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)



4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser guarantees that, through at least April 30, 2002, the fund's net operating expenses will not exceed 0.28% of the fund's average daily net assets, after waivers and reimbursements. For purpose of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses.
For the six months ended June 30, 2001, the total of such fees and expenses reduced by the investment adviser was $27.

5. BORROWING AGREEMENTS

The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6. SECURITIES LENDING

The Schwab S&P 500 Portfolio loaned securities to certain brokers, dealers and other financial institutions who paid the fund negotiated lenders' fees. The fund received cash collateral, letters of credit or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.

                 Market Value of         Market Value of
                Securities Loaned          Collateral
                -----------------          ----------
                     $2,269                  $2,320

7. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. government securities, aggregated $11,546 and $1,846, respectively, for the six months ended June 30, 2001.




                                                                            29
                                                                          ======

                                    NOTES

                                    NOTES